[THE AMERICAN FUNDS GROUP(R)]

SMALLCAP WORLD FUND
1998
Annual Report
for the year ended September 30

[Global illustrations of North America, Europe, Australia/South Pacific areas]


THE SILVER LINING
in this year's market cloud


SMALLCAP World Fund(r) seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

SMALLCAP is one of the 28 mutual funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

[Begin Caption]
ON OUR COVER...
Investing in small companies presents unique challenges, requiring around-the-clock and around-the-globe attention. Read more about how your fund meets these challenges in the article beginning on page 4.
[End Caption]


INVESTMENT HIGHLIGHTS (Total returns for periods ended September 30, 1998, with all distributions reinvested)

                                    Salomon Smith
                     SMALLCAP       Barney World       S&P 500      MSCI
                     World          Smallcap           Index        EAFE
                     Fund           Index                           Index

Twelve months        -20.7%         -19.8%             +9.0%        -8.1%

Five years           +47.5          +19.9              +147.5       +31.6

Since fund's         +141.4         +71.9              +283.3       +65.7
inception on
April 30, 1990

Average annual       +11.0          +6.6               +17.3        +6.2
compound
return since
fund's
inception

The Salomon Smith Barney World Smallcap Index tracks more than 5,000 publicly traded stocks in 22 countries with market capitalizations between $100 million and $1.2 billion.

Standard & Poor's 500 Composite Index tracks the 500 largest U.S. stocks. The Morgan Stanley Capital International EAFE(r) (Europe, Australasia, Far East) Index tracks large-company stocks in all major markets outside North America.

OUR 10 MOST SUCCESSFUL HOLDINGS
Holdings owned throughout the fiscal year ended 9/30/98

Adelphia Communications (U.S.; cable television)    +222.7%
Century Communications (U.S.; cable television)     +213.1
CSC Holdings (U.S.; cable television)               +175.3
Infogrames Entertainment (France; video games)      +102.8
Jones Intercable (U.S.; cable television)           + 97.0
Lason (U.S.; electronic storage)                    + 85.5
Lernout & Hauspie Speech Products
(Belgium; voice recognition software)               + 83.7
Shaw Communications
(Canada; cable television)                          + 80.4
Sixt (Germany; auto leasing)                        + 78.6
Hanover Direct (U.S.; catalog merchant)             + 77.8


Our 10 least successful holdings
Holdings owned throughout the fiscal year ended 9/30/98

Acer Computer International
  (Singapore; computer maker)                       - 86.4%
Avocet Mining (U.K.; gold mining)                   - 86.9
Waterfront Shipping (Norway; shipping line)         - 87.9
QPL International Holdings
  (Hong Kong; semiconductor equipment)              - 89.3
Pricer (Sweden; retail pricing systems)             - 90.7
London Sumatra (Indonesia; plantations)             - 91.6
Banro Resource (Canada; gold exploration)           - 93.6
Ethical Holdings (U.K.; health care)                - 96.6
Sinocan Holdings (Hong Kong; can maker)             - 97.3
Philippine Airlines (Philippines; air carrier)      - 100.0

Both lists measured by changes in stock prices, excluding dividends.


All market indexes cited in this report are unmanaged and include reinvestment of all distributions. Fund results were computed without a sales charge unless otherwise indicated.

FIGURES SHOWN ARE PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKE LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

There's not much good to say about SMALLCAP World Fund's 1998 fiscal year, except perhaps that it's over. In a period that saw severe volatility in virtually every global market, small-company stocks experienced one of their worst years in history. While your fund's results weren't out of line with its investment universe or funds with similar objectives, the numbers are nonetheless disappointing.

* The fund posted a 20.7% loss for the 12 months ended September 30, assuming reinvestment of a five-cent-a-share dividend and a $2.50-a-share capital gain distribution paid last December.

* The fund's return was modestly behind the 19.8% drop in the unmanaged Salomon Smith Barney World Smallcap Index, which measures the fund's investment universe, and the 18.8% loss posted by the average global small-company mutual fund, as measured by Lipper Analytical Services. Over virtually any other period of time - two years, three years, five years and the fund's lifetime - SMALLCAP has handily outpaced these two important benchmarks.

* The fund's loss was 30 percentage points behind the 9.0% gain posted by large-company stocks in the U.S. It was also well behind the 8.1% drop experienced by large-company stocks in major non-U.S. markets, as shown in the Investment Highlights box at left.

* Of the 420 stocks owned by the fund throughout the year, only 86 rose in price while 331 fell. At the end of the year, the fund owned more than 500 stocks from 44 countries.


THE SILVER LINING

These are discouraging numbers no matter how you look at them. But we do believe there is a silver lining in this cloud.

First, things could have been worse: At the low in August, the average U.S. small-company stock was off 31.0% from its high in April, as measured by the Russell 2000 Index. SMALLCAP held up better during this period, as it has in 11 of the 12 market declines of 5% or more since its inception. In addition, half of all non-U.S. markets were down 30% or more for the fiscal year, according to Morgan Stanley Capital International. The fund's stock selection, wide diversification and exposure to more stable European markets helped cushion the blow somewhat.

Second and most important, this decline has taken small-company stocks down to a point we haven't seen since the bear market of 1973-74. Small-company stocks today offer the best value, relative to larger companies, in a quarter century. Prices can certainly get cheaper still; if the broad market moves lower, they undoubtedly will. But for long-term investors, and for those with money to invest today, that has to be good news.

We'll explore the issues of relative value and other insights about where we might be headed in our feature article that begins on page 4. But first, let's review the year at hand.


WHAT WENT WRONG

A little over a year ago many people were remarking at the near-perfect economic environment. How did it unravel so quickly? Like many world events, it started with a small seed that took years to germinate.

When China devalued its currency in 1994 to foster export growth, it set in motion a series of events that, over the next few years, would undermine the currencies of neighboring Asian nations. Rapid growth in Asia, investors came to learn, had been fueled primarily by lax lending standards, an unprecedented inflow of foreign capital and inflated currencies artificially pegged to the U.S. dollar.

This precarious house of cards toppled after Thailand devalued the baht in July 1997 to combat an economic slowdown. Since then, nearly every Asian economy has fallen into recession, foreign investment in the region has evaporated and companies have been left with high levels of dollar-denominated debt to be repaid with sharply lower local currencies. To make matters worse, most Asian governments have been unwilling to undertake measures to right their economic ships, including allowing many financially strapped companies to fail. Some, including Malaysia, have taken steps, such as imposing currency controls, that virtually assure a prolonged economic crisis.


[Begin Sidebar]
WHERE ARE SMALLCAP'S
PORTFOLIO COMPANIES LOCATED?

Geographical distribution of net assets on September 30, 1998

THE AMERICAS                  56.7%
United States      51.1%
Canada             4.5
Mexico             .5
Other Latin America   .6
EUROPE                        21.8%
United Kingdom      6.2%
Sweden             3.7
France             2.5
Germany            1.6
Denmark            1.4
Finland            .9
Spain              .9
Netherlands        .8
Ireland             .7
Norway             .7
Switzerland        .5
Other Europe       1.9
ASIA/PACIFIC                  7.0%
Australia          2.4%
Hong Kong          1.1
Japan              1.1
Singapore          .8
New Zealand        .6
Other Asia         1.0
OTHER COUNTRIES               1.3%
CASH & EQUIVALENTS              13.2%
TOTAL                         100.0%

In early summer, Russia began to experience similar problems. The ensuing economic debacle and political crisis unnerved investors worldwide. Latin America quickly became a target for anxious investors, even though economies there were on much stronger footing than in Asia or Russia. The market turmoil was so severe, however, that it began to slow economic growth in several Latin American nations.

Until mid-July, the U.S. market continued on as if blissfully unaware of world events. Small-company stocks had been trending downward since April, but large-company stocks continued to new heights. The combined effects of the Russian economic collapse and growing concern about poor earnings reports from U.S. corporations, however, ultimately sent U.S. stocks sharply lower, taking European markets with them.

The near-panic selling that ensued caused a "flight to quality" among world investors. Unprecedented buying of U.S. Treasury bonds drove U.S. Treasury yields to decades-old lows. This quest for safety also drove investors further away from small-company stocks in favor of the biggest, best-known companies. As investors raced for the door, the resulting squeeze caused prices of small-company stocks to drop precipitously. Much of the damage was caused by a lack of liquidity in the small-capitalization market - that is, because fewer shares are available, small-company stocks are not as easily traded and thus susceptible to heightened volatility.

For the full fiscal year, small-company stocks in Asia dropped 39%, though they lost only 10% in the final three months of the period - when other regions began to feel the heat. European small stocks held up best, seeing only a 2% loss for the full year; a 20% drop in the final quarter erased significant earlier gains. The worst blow to small-company stocks, and to the fund, was delivered in the U.S. Here at home, small-company stocks finished down 19% after breaking even over the first three quarters of the year. (All statistics provided by Salomon Smith Barney.)


WHAT HAVE WE BEEN DOING

One of the few good things we can say about the year is that the fund had less than 5% of its assets invested in Asia. The extent of the declines in Indonesia (-87.2%), Malaysia (-73.9%) and Thailand (-64.5%) were breathtaking, but even regional stalwarts like Singapore (-49.2%) and Taiwan (-40.4%) experienced shocking losses. (All figures in U.S. dollars.) It will be some time before many of these countries see renewed strength, but a number of stocks in the region now represent interesting value. An example is Indah Kiat, a pulp and paper producer that, because of the devastating decline in the value of the Indonesian currency, has a dramatic competitive edge in world markets.

Most of our focus has been, and is likely to continue to be, on the United States and Europe. A bright spot in both regions was media and entertainment; as the list on the inside front cover shows, four of our five best stocks were U.S. cable television companies and the fifth was a French video game maker. Markets in the U.S. and throughout Europe started the year off well and, by midyear, had soared to unprecedented levels. As prices rose, we weeded out stocks that appeared overvalued. While this was certainly helpful to overall returns, it will result in the fund paying a capital gain distribution in late December of about $1.40 a share.

When the market declined late in the fiscal year, our focus changed abruptly. With many of our stocks down 30% or more, we undertook a thorough review of the fund's holdings to reassess each company's prospects. This resulted in a number of sales of companies whose potential now seems less certain; these sales were typically made at a loss that helped reduce the size of the required capital gain distribution.

More significantly, we began looking for new investment opportunities. Quite a few stocks that have been out of our buying range - either because the companies were too large or their stocks were too highly valued - now fall within our investment parameters. We have compiled extensive shopping lists and, with 13% of assets still in cash, have kept some powder dry to take advantage of these opportunities.


WHERE DO WE GO FROM HERE

There was a book popular in the 1960s titled Been down so long it looks like up to me. That's an apt description for how investors in small-company stocks must feel. It certainly describes how we feel. We've been saying for a long time now that small-company stocks offer good value, and for too many years we've had to report that, once again, large-company stocks remained triumphant. How long, we wonder, will investors keep the faith?

We believe that the recent decline was the final straw for many small-cap investors. While that may sound like bad news, paradoxically it may be exactly what the doctor ordered. What we may be seeing is the final capitulation of discouraged small-cap investors; when everyone who wants to sell has sold, we may finally turn the corner of the small-cap cycle. Indeed, that process may have already begun.

Going forward, the primary risk to investors is a significant turn for the worse in the U.S. or European economies. The Asian crisis, and its aftermath in Russia and Latin America, will undoubtedly quell demand for exports, but will it substantially weaken our reasonably sound economy? It has already hurt Australia and Canada, but they are much more dependent on natural resources than either the U.S. or Europe. Because the answer to this all-important question is not yet clear, we believe it will continue to pay to be cautious, to be selective and to keep in especially close contact with our portfolio companies.

We've noted in our last two reports our concern about the high level of stock prices. After such a vicious decline, it gives us no pleasure to have been proved so right. But it does illustrate that whenever people start talking about a new era - or, in the parlance of the late 20th century, a "new paradigm" - it usually pays to be skeptical.

The temptation at times like this is to remind investors that stock market declines are a natural part of a free enterprise system, and that may be true. But we recognize that few if any words can assuage the discomfort of a market decline this severe. From long experience, we can only say that this, too, shall pass. What gives us hope is that we firmly believe value eventually gets recognized.

Cordially,

/s/William R. Grimsley
William R. Grimsley
Chairman of the Board

/s/Gordon Crawford
Gordon Crawford
President

November 16, 1998


CHARTING THE COURSE OF A $10,000 INVESTMENT

This chart shows how a $10,000 investment in SMALLCAP World Fund grew from April 30, 1990 - the date of the fund's inception - through September 30, 1998, the end of the fund's latest fiscal year. The high, low and closing values are shown for each year.

As you can see, that $10,000 would have grown to $22,749, even after deducting the maximum 5.75% sales charge. (Sales charges are lower for accounts of $50,000 or more.) This is significantly more than the $17,194 generated by an investment in the unmanaged Salomon Smith Barney World Smallcap Index, which tracks over 5,000 small-company stocks around the world with market capitalizations (price per share multiplied by number of shares outstanding) between $100 million and $1.2 billion. These are virtually the same parameters we use when selecting stocks for the fund's portfolio. Of course, past results are not predictive of future performance.


Average Annual Compound Returns
for periods ended September 30, 1998

Lifetime Since inception on April 30, 1990   +10.26%
Five years                                   +6.81%
One year                                     -25.25%

Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[Begin Mountain Chart]

$22,749/1/
SMALLCAP World Fund

$17,194
Salomon Smith Barney
World Smallcap Index

$12,692/2/
Consumer Price Index

$10,000
Original investment

                        Date          SMALLCAP       Date         Salomon          Date         Consumer Price
                                      World                       Bros. World                   Index /3/
                                      Fund, Inc.                  Smallcap
                                      /1/                         Index
Fiscal year 1990#

High                    7/16/90       9,963          7/90         11,442           9/90         10,295

Low                     9/28/90       8,288          9/90         8,919            4/90         10,000

Close                   9/28/90       8,288          9/90         8,919            9/90         10,295

Fiscal year 1991

High                    9/30/91       11,307         9/91         11,211           9/91         10,644

Low                     10/11/90      8,231          11/90        9,352            10/90        10,357

Close                   9/30/91       11,307         9/91         11,210           9/91         10,644

Fiscal year 1992

High                    2/12/92       12,666         2/92         11,675           9/92         10,962

Low                     10/9/91       11,140         11/91        10,797           10/91        10,659

Close                   9/30/92       11,640         9/92         10,999           9/92         10,962

Fiscal year 1993

High                    9/30/93       15,418         8/93         14,340           9/93         11,257

Low                     10/5/92       11,368         10/92        10,822           10/92        11,001

Close                   9/30/93       15,418         9/93         14,336           9/93         11,257

Fiscal year 1994

High                    2/3/94        17,254         8/94         15,655           9/94         11,590

Low                     6/24/94       15,474         11/93        13,652           10/93        11,303

Close                   9/30/94       16,744         9/94         15,390           9/94         11,590

Fiscal year 1995

High                    9/11/95       20,046         9/95         16,888           9/95         11,885

Low                     1/30/95       15,821         1/95         14,547           10/94        11,598

Close                   9/29/95       19,856         9/95         16,888           9/95         11,885

Fiscal year 1996

High                    5/20/96       23,573         5/96         19,339           9/96         12,242

Low                     12/18/95      19,323         10/95        16,284           12/95        11,908

Close                   9/30/96       22,877         9/96         18,899           9/96         12,242

Fiscal year 1997

High                    9/30/97       28,689         7/97         21,443           9/97         12,506

Low                     4/28/97       22,594         4/97         18,539           10/96        12,281

Close                   9/30/97       28,689         9/97         21,443           9/97         12,506

Fiscal year 1998

High                    10/13/97      29,202         4/98         22,159           9/98         12,692

Low                     8/31/98       22,174         8/98         16,689           10/97        12,537

Close                   9/30/98       22,749         9/98         17,194           9/98         12,692


[End chart]

#For the period April 30, 1990 (when the fund began operations) through September 30, 1990.

/1/This figure, unlike those shown earlier in this report, reflects payment of the maximum sales charge of 5.75% on the $10,000 investment. Thus, the net amount invested was $9,425.

/2/Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.



THE SILVER LINING
in this year's market cloud

In this year's report, we address three important questions: Why was the stock market decline so severe for smaller companies? Where do small companies stand today as investments? What is the fund's strategy going forward?

[Photos:  Rob Lovelace, Greg Wendt, Rob Lovelace and Greg Wendt]
[Begin Caption]
The backbone of this organization is and always has been research.
Rob Lovelace,
Los Angeles
[End Caption]

[Begin Caption]
There aren't nearly as many analysts following smaller companies as cover large companies. Over time, we think we can exploit that weakness to our advantage. Greg Wendt,
San Francisco
[End Caption]


You learn a lot about yourself as an investor during a market decline. Were you taking more risk than, in retrospect, you were comfortable with? Did you know enough about what you owned? Does your investment program really meet your emotional, as opposed to your financial, needs? Few people ponder these questions when the market is rising, but when prices head down everyone begins to better understand the terms "risk," "volatility" and "long term."

"Any of the things people may be feeling right now - anxiety, fear, confusion - they're entitled to feel," notes Bill Grimsley, SMALLCAP's chairman and until recently one of its portfolio counselors. "It's a confusing time. Even as a professional investor following the markets every day, I have no idea what stock prices are going to do next. What I do know is that lots of attractive smaller companies are selling at 50 cents on the dollar compared with where they were several months ago. Can they go lower? You bet. But the important question is whether the stocks you own today, or are buying today, represent good value for the long run. That's where, as an investor, you have to place your faith."

The recent market decline has certainly tested that faith, especially for investors in small-company stocks. Part of the problem is that most investors are unaccustomed to stock market declines: For most of the 20th century, declines of 20% or more - the standard definition of a bear market - have occurred once every three years on average; but until the recent drop, we haven't seen a significant decline since 1990. Investors in small-company stocks have another issue: why they, in particular, fared so poorly. After all, haven't small companies done better than larger companies over the long run?


THE SMALL-CAP CONUNDRUM

In our reports to you over the past few years, we've talked about how inexpensive small-company stocks have looked relative to their larger counterparts. But that hasn't kept them from getting cheaper still. The chart below shows that small-company and large-company stocks tracked fairly closely from the time of SMALLCAP World Fund's introduction in April 1990 until mid-1996. At that point, the lines diverge dramatically.

"These things always move in cycles," explains Gordon Crawford, the fund's president and one of its six portfolio counselors. "This time it's been fairly pronounced because so many people have been buying unmanaged index funds, which funnel more and more money to the biggest stocks, and because so many foreign investors, who prefer the big names, have been investing in the U.S."

That helps explain why large-company stocks rose more than small-company stocks the past few years, but something else was going on during the recent decline.

"Much of the damage has been due to structural causes," notes Claudia Huntington, another portfolio counselor. "Liquidity was a major issue for many small-company stocks during the decline. They're simply harder to trade, and even small increases in trading volumes can cause significant price movements."


[Begin Caption]
LARGE CAPS TAKE OFF
From the time SMALLCAP World Fund was introduced in April 1990 until mid-1996, small-company stocks and large-company stocks fared equally well. But in recent years - and especially during this year's market decline - large-company stocks pulled far ahead.

[line graph]
LARGE-COMPANY STOCKS TAKE THE LEAD
Indexed to 100

              Global Large   Global Small
              Company Stocks Company Stocks
       4/30/90     100.00    100.00
       5/31/90     111.40    109.93
       6/30/90     109.82    112.24
       7/31/90     110.51    114.42
       8/31/90     101.20    100.91
       9/30/90      91.21     89.19
      10/31/90      99.27     95.26
      11/30/90      99.01     93.52
      12/31/90     101.73     94.61
       1/31/91     105.93     96.69
       2/28/91     114.21    108.20
       3/31/91     111.23    108.61
       4/30/91     112.88    109.57
       5/31/91     115.26    110.56
       6/30/91     108.23    105.46
       7/31/91     114.22    108.87
       8/31/91     114.67    108.11
       9/30/91     116.78    112.10
      10/31/91     118.95    113.56
      11/30/91     114.18    107.97
      12/31/91     123.51    114.84
       1/31/92     119.72    116.30
       2/28/92     117.26    116.75
       3/31/92     111.88    111.41
       4/30/92     113.27    111.20
       5/31/92     117.37    115.94
       6/30/92     113.50    111.96
       7/31/92     115.22    110.17
       8/31/92     118.50    110.90
       9/30/92     117.50    109.99
      10/31/92     114.31    108.22
      11/30/92     116.98    111.46
      12/31/92     117.51    114.05
       1/31/93     116.99    115.89
       2/28/93     118.82    117.28
       3/31/93     125.44    125.34
       4/30/93     129.44    129.89
       5/31/93     132.76    136.43
       6/30/93     131.09    134.26
       7/31/93     133.63    136.69
       8/31/93     139.37    143.40
       9/30/93     136.87    143.36
      10/31/93     140.45    144.47
      11/30/93     133.06    136.52
      12/31/93     138.10    144.75
       1/31/94     146.38    153.64
       2/28/94     144.20    153.91
       3/31/94     138.05    148.11
       4/30/94     142.09    151.64
       5/31/94     143.36    149.75
       6/30/94     143.03    149.06
       7/31/94     145.41    151.79
       8/31/94     150.13    156.55
       9/30/94     145.96    153.90
      10/31/94     150.85    154.55
      11/30/94     144.55    145.97
      12/31/94     146.40    148.45
       1/31/95     145.17    145.47
       2/28/95     146.97    148.10
       3/31/95     154.72    152.41
       4/30/95     160.54    155.96
       5/31/95     163.00    156.47
       6/30/95     163.24    158.98
       7/31/95     171.01    167.89
       8/31/95     167.13    167.07
       9/30/95     173.22    168.88
      10/31/95     171.40    162.84
      11/30/95     177.92    167.20
      12/31/95     183.07    172.38
       1/31/96     186.06    174.67
       2/28/96     187.02    178.36
       3/31/96     190.29    182.46
       4/30/96     193.40    191.67
       5/31/96     194.98    193.39
       6/30/96     196.59    190.19
       7/31/96     189.95    178.73
       8/31/96     193.24    184.92
       9/30/96     202.12    188.99
      10/31/96     204.83    188.47
      11/30/96     217.61    193.96
      12/31/96     213.77    194.18
       1/31/97     217.98    194.99
       2/28/97     220.19    194.79
       3/31/97     215.83    187.72
       4/30/97     224.67    185.39
       5/31/97     239.58    200.76
       6/30/97     251.86    206.99
       7/31/97     266.72    209.44
       8/31/97     249.78    206.57
       9/30/97     264.65    214.43
      10/31/97     251.19    205.14
      11/30/97     256.96    197.51
      12/31/97     261.56    196.07
       1/31/98     268.10    197.29
       2/28/98     287.11    212.83
       3/31/98     299.22    220.60
       4/30/98     303.08    221.59
       5/31/98     299.93    215.29
       6/30/98     309.32    211.31
       7/31/98     308.67    199.37
       8/31/98     265.96    166.89
       9/30/98     272.26    171.94

Source: Salomon Smith Barney


[photos:  Bill Grimsley, Gordon Crawford, Mark Denning]
[Begin Caption]
Investors are always too happy or too discouraged. The emotional pendulum swings too far in both directions.
Bill Grimsley, San Francisco
[End Caption]

[Begin Caption]
We have great confidence in these companies. We know them well.
Gordon Crawford,
Los Angeles
[End Caption]

[Begin Caption]
Has the case for small caps changed? I don't think so. Some might argue that size has advantages, but you're not nearly as nimble or hungry or focused when you get big.
Mark Denning,
London
[End Caption]

Gordon recounts how, one day, "Our trading desk got a call from a dealer telling us about a hedge fund that was liquidating its holdings. They had to sell everything by the end of the day, regardless of price. That can take the wind out of any stock, but especially a smaller one."

Claudia also identified another issue affecting small-company stocks. "We've been in a period when the quality of companies selling stock for the first time has not been particularly high. That has really had an impact on people's perception of small companies. It's not an accurate perception, but both good and bad companies have been tarred with the same brush."

But perhaps the best explanation for the severity of the decline is the oldest: simple human emotion. "Over time, earnings drive stock prices," says Rob Lovelace, a portfolio counselor based in Los Angeles. "But right now, I don't think what has happened reflects what's really going on with the companies. I guess that's the definition of panic - when logic flies out the door."

AFTER THE DELUGE

Going back through history, you find that small-company stocks have seldom done this poorly relative to large-company stocks over a one-year period.

"That's not the good news, that's not the bad news. It's just a fact," notes Greg Wendt, a portfolio counselor and member of the fund's U.S. small-company research team. "The important thing is that we don't think the situation is sustainable. Why? Because the difference in value is enormous while the underlying fundamentals are fairly similar."

Blair Frank, a small-company research analyst, put the same thought another way: "On a relative basis, small stocks are as cheap as they've been in years. And on an absolute basis, it's the first time in years you can easily justify the prices of many of these stocks based on realistic assumptions about their future earnings."

The chart below illustrates this point. It shows that, based on earnings, small-company stocks haven't been this cheap relative to large-company stocks since 1973. The chart on the next page shows another way to measure value: dividend income. People don't typically buy small-company stocks for income, but today they provide nearly as much income as large-company stocks. Thus, while investors have historically paid a premium to invest in smaller companies because they generally grow faster than larger ones, today they don't have to pay anything for the higher growth potential.


[Begin Caption]
RELATIVE VALUES ARE AS GOOD AS EVER

Small-company and large-company stocks move in cycles. At the moment, the relative value offered by small-company stocks is as good as it's been since 1973, as measured by price-to-earnings ratios (share price divided by earnings), a commonly used measure of stock market value. The lower the line goes, the better relative value small companies offer. (Below 100%, small-cap P/E ratios are lower than those of large-caps.)

[line graph]
U.S. SMALL-COMPANY STOCKS
OFFER UNUSUAL VALUE

     1/6/73       74.1
    1/13/73       75.5
    1/20/73       76.9
    1/27/73       78.4
     2/3/73       78.2
    2/10/73       78.8
    2/17/73         78
    2/24/73       77.6
     3/3/73       77.3
    3/10/73       77.8
    3/17/73       77.5
    3/24/73       78.6
    3/31/73       77.9
     4/7/73       79.7
    4/14/73       78.6
    4/21/73       79.6
    4/28/73       78.2
     5/5/73       80.6
    5/12/73       78.6
    5/19/73       79.4
    5/26/73       82.1
     6/2/73       81.7
     6/9/73       81.3
    6/16/73       81.3
    6/23/73       81.5
    6/30/73       81.2
     7/7/73       83.2
    7/14/73       83.3
    7/21/73       82.6
    7/28/73         83
     8/4/73       82.8
    8/11/73       82.3
    8/18/73       81.9
    8/25/73         83
     9/1/73       81.7
     9/8/73         80
    9/15/73       79.8
    9/22/73       81.7
    9/29/73       80.4
    10/6/73       81.3
   10/13/73       79.8
   10/20/73       79.3
   10/27/73       84.1
    11/3/73         86
   11/10/73         85
   11/17/73       83.6
   11/24/73       84.1
    12/1/73       81.7
    12/8/73       84.9
   12/15/73       85.8
   12/22/73       85.6
   12/29/73       85.4
     1/5/74       86.4
    1/12/74       83.9
    1/19/74         86
    1/26/74       87.1
     2/2/74       87.4
     2/9/74       87.1
    2/16/74       86.9
    2/23/74         88
     3/2/74       88.5
     3/9/74       88.7
    3/16/74       90.7
    3/23/74       90.4
    3/30/74       91.3
     4/6/74       94.9
    4/13/74       96.5
    4/20/74       96.5
    4/27/74       96.9
     5/4/74       97.7
    5/11/74         96
    5/18/74       95.6
    5/25/74       95.6
     6/1/74       95.8
     6/8/74       96.1
    6/15/74       95.8
    6/22/74       94.8
    6/29/74       94.5
     7/6/74       94.5
    7/13/74       95.2
    7/20/74       95.4
    7/27/74         97
     8/3/74       95.1
    8/10/74       95.7
    8/17/74       95.8
    8/24/74       93.8
    8/31/74       98.2
     9/7/74       97.4
    9/14/74       92.1
    9/21/74       95.4
    9/28/74       96.4
    10/5/74       96.4
   10/12/74       89.3
   10/19/74       87.3
   10/26/74       89.5
    11/2/74       88.5
    11/9/74       88.9
   11/16/74         92
   11/23/74       90.1
   11/30/74       91.9
    12/7/74       88.5
   12/14/74       88.2
   12/21/74       89.4
   12/28/74       91.7
     1/4/75       90.6
    1/11/75       91.1
    1/18/75       91.1
    1/25/75       89.6
     2/1/75       90.5
     2/8/75       92.9
    2/15/75       90.9
    2/22/75       88.9
     3/1/75       93.3
     3/8/75       92.1
    3/15/75       91.7
    3/22/75       90.4
    3/29/75         91
     4/5/75         91
    4/12/75         92
    4/19/75       93.8
    4/26/75       93.8
     5/3/75       93.6
    5/10/75       93.1
    5/17/75       93.3
    5/24/75         93
    5/31/75       92.9
     6/7/75       93.1
    6/14/75       93.1
    6/21/75       94.3
    6/28/75       93.1
     7/5/75       93.4
    7/12/75       95.1
    7/19/75       94.6
    7/26/75       95.6
     8/2/75       97.1
     8/9/75       97.4
    8/16/75       96.5
    8/23/75       97.3
    8/30/75       96.9
     9/6/75       97.4
    9/13/75       96.3
    9/20/75       95.7
    9/27/75       94.4
    10/4/75       95.5
   10/11/75       93.8
   10/18/75       94.3
   10/25/75       94.3
    11/1/75         94
    11/8/75         94
   11/15/75       92.7
   11/22/75       92.8
   11/29/75       92.4
    12/6/75       92.5
   12/13/75       92.5
   12/20/75       93.2
   12/27/75       95.4
     1/3/76       95.3
    1/10/76       96.4
    1/17/76         97
    1/24/76       95.1
    1/31/76       97.2
     2/7/76       95.3
    2/14/76       95.9
    2/21/76       93.9
    2/28/76       92.5
     3/6/76       92.7
    3/13/76       91.5
    3/20/76       91.4
    3/27/76       88.8
     4/3/76       89.5
    4/10/76       89.5
    4/17/76       90.7
    4/24/76       90.3
     5/1/76       89.4
     5/8/76       89.1
    5/15/76       94.3
    5/22/76       94.9
    5/29/76       94.8
     6/5/76       93.5
    6/12/76         93
    6/19/76       94.7
    6/26/76       95.1
     7/3/76       96.5
    7/10/76       95.4
    7/17/76       94.5
    7/24/76       94.7
    7/31/76       96.6
     8/7/76       98.8
    8/14/76       97.5
    8/21/76         99
    8/28/76       99.3
     9/4/76       99.9
    9/11/76       99.8
    9/18/76      100.1
    9/25/76        101
    10/2/76       98.3
    10/9/76       99.4
   10/16/76       98.6
   10/23/76       99.2
   10/30/76         99
    11/6/76      101.1
   11/13/76       96.4
   11/20/76       96.1
   11/27/76       94.4
    12/4/76       95.7
   12/11/76       96.5
   12/18/76       94.1
   12/25/76       96.7
     1/1/77       95.5
     1/8/77       96.7
    1/15/77       97.8
    1/22/77       98.9
    1/29/77       99.8
     2/5/77       99.8
    2/12/77      101.3
    2/19/77      100.8
    2/26/77       99.3
     3/5/77      100.8
    3/12/77      100.9
    3/19/77      103.3
    3/26/77      103.1
     4/2/77      103.8
     4/9/77      104.6
    4/16/77      106.4
    4/23/77      107.2
    4/30/77        106
     5/7/77      106.6
    5/14/77      106.2
    5/21/77      106.9
    5/28/77      107.6
     6/4/77        109
    6/11/77      109.3
    6/18/77      108.3
    6/25/77      108.5
     7/2/77      107.8
     7/9/77      106.3
    7/16/77      106.4
    7/23/77      106.1
    7/30/77      106.5
     8/6/77      104.2
    8/13/77      103.5
    8/20/77      103.5
    8/27/77      103.3
     9/3/77      103.3
    9/10/77        102
    9/17/77      103.1
    9/24/77      102.1
    10/1/77      102.2
    10/8/77      100.9
   10/15/77      102.9
   10/22/77        103
   10/29/77      103.5
    11/5/77      102.2
   11/12/77      102.3
   11/19/77      103.3
   11/26/77        103
    12/3/77        101
   12/10/77      100.8
   12/17/77      100.8
   12/24/77      101.9
   12/31/77      100.9
     1/7/78      103.6
    1/14/78      101.1
    1/21/78      104.1
    1/28/78      101.9
     2/4/78        104
    2/11/78      104.6
    2/18/78      103.8
    2/25/78        103
     3/4/78      104.9
    3/11/78      103.3
    3/18/78      102.2
    3/25/78      102.7
     4/1/78      102.3
     4/8/78      102.1
    4/15/78      102.5
    4/22/78      102.2
    4/29/78      102.8
     5/6/78      101.4
    5/13/78      102.2
    5/20/78      103.8
    5/27/78      101.8
     6/3/78      102.6
    6/10/78      102.3
    6/17/78      103.4
    6/24/78      103.3
     7/1/78      104.3
     7/8/78      104.3
    7/15/78      104.5
    7/22/78        104
    7/29/78      104.1
     8/5/78      104.6
    8/12/78      103.8
    8/19/78      100.6
    8/26/78       99.2
     9/2/78       99.7
     9/9/78      100.8
    9/16/78       98.9
    9/23/78       99.9
    9/30/78      101.1
    10/7/78       99.6
   10/14/78        100
   10/21/78      100.3
   10/28/78      104.1
    11/4/78      103.8
   11/11/78      105.6
   11/18/78      106.6
   11/25/78      108.2
    12/2/78        108
    12/9/78        108
   12/16/78      107.9
   12/23/78      106.4
   12/30/78      104.9
     1/6/79      105.5
    1/13/79      105.8
    1/20/79        107
    1/27/79      106.1
     2/3/79      106.3
    2/10/79      105.8
    2/17/79      105.9
    2/24/79      105.5
     3/3/79      107.7
    3/10/79      109.1
    3/17/79      108.9
    3/24/79      109.3
    3/31/79      109.3
     4/7/79      108.4
    4/14/79      107.1
    4/21/79      106.7
    4/28/79      108.9
     5/5/79      107.7
    5/12/79      108.6
    5/19/79      109.3
    5/26/79      109.4
     6/2/79      109.5
     6/9/79      110.9
    6/16/79      109.9
    6/23/79      109.4
    6/30/79      108.9
     7/7/79        110
    7/14/79      110.1
    7/21/79      108.4
    7/28/79      110.4
     8/4/79      107.7
    8/11/79      105.9
    8/18/79      107.6
    8/25/79      106.7
     9/1/79      105.4
     9/8/79      105.2
    9/15/79      104.8
    9/22/79        104
    9/29/79      105.7
    10/6/79      104.4
   10/13/79      104.3
   10/20/79      103.8
   10/27/79      103.3
    11/3/79      103.7
   11/10/79      102.8
   11/17/79      108.3
   11/24/79      104.7
    12/1/79      104.6
    12/8/79      103.5
   12/15/79      103.9
   12/22/79        101
   12/29/79      101.7
     1/5/80      103.2
    1/12/80       97.7
    1/19/80      101.5
    1/26/80       97.5
     2/2/80       96.2
     2/9/80       95.4
    2/16/80       96.9
    2/23/80       97.9
     3/1/80       98.8
     3/8/80       99.9
    3/15/80         99
    3/22/80      100.5
    3/29/80        100
     4/5/80      100.1
    4/12/80         98
    4/19/80       98.3
    4/26/80       98.7
     5/3/80       99.4
    5/10/80       99.7
    5/17/80      100.2
    5/24/80      100.8
    5/31/80      100.9
     6/7/80      101.1
    6/14/80      101.8
    6/21/80        101
    6/28/80      102.5
     7/5/80      101.9
    7/12/80      103.4
    7/19/80      102.8
    7/26/80      102.4
     8/2/80        102
     8/9/80      102.3
    8/16/80      103.3
    8/23/80      102.8
    8/30/80      104.1
     9/6/80      103.6
    9/13/80      103.6
    9/20/80      104.2
    9/27/80      104.1
    10/4/80      105.8
   10/11/80      105.3
   10/18/80      103.9
   10/25/80      105.3
    11/1/80      103.4
    11/8/80      103.8
   11/15/80      104.4
   11/22/80      104.2
   11/29/80      104.5
    12/6/80      102.1
   12/13/80      102.4
   12/20/80      101.6
   12/27/80      102.9
     1/3/81      103.5
    1/10/81      102.7
    1/17/81      104.5
    1/24/81      105.2
    1/31/81      105.3
     2/7/81      103.8
    2/14/81      103.9
    2/21/81      103.6
    2/28/81        103
     3/7/81      104.7
    3/14/81      103.8
    3/21/81      102.6
    3/28/81      102.9
     4/4/81      102.6
    4/11/81      102.1
    4/18/81      103.2
    4/25/81      101.7
     5/2/81      101.2
     5/9/81      101.7
    5/16/81      101.3
    5/23/81      100.6
    5/30/81      100.8
     6/6/81      100.9
    6/13/81      101.8
    6/20/81      101.6
    6/27/81      101.6
     7/4/81      102.1
    7/11/81      101.9
    7/18/81      102.2
    7/25/81      102.9
     8/1/81      101.7
     8/8/81      100.9
    8/15/81      102.3
    8/22/81      101.5
    8/29/81      100.2
     9/5/81       99.5
    9/12/81       99.9
    9/19/81       98.9
    9/26/81       98.6
    10/3/81       98.5
   10/10/81       97.6
   10/17/81       96.7
   10/24/81       98.4
   10/31/81       98.3
    11/7/81       98.6
   11/14/81       96.8
   11/21/81       96.5
   11/28/81       96.2
    12/5/81       96.2
   12/12/81       96.3
   12/19/81       95.7
   12/26/81       95.7
     1/2/82       96.3
     1/9/82       96.4
    1/16/82       96.1
    1/23/82       97.3
    1/30/82       95.5
     2/6/82       96.8
    2/13/82       96.8
    2/20/82       96.5
    2/27/82       95.4
     3/6/82       95.7
    3/13/82       95.6
    3/20/82       93.6
    3/27/82         93
     4/3/82       94.3
    4/10/82       92.8
    4/17/82         92
    4/24/82       92.6
     5/1/82       92.8
     5/8/82       91.5
    5/15/82       91.9
    5/22/82       91.7
    5/29/82       91.8
     6/5/82       91.6
    6/12/82       92.1
    6/19/82       91.6
    6/26/82       92.2
     7/3/82       90.8
    7/10/82       90.6
    7/17/82       91.4
    7/24/82       91.9
    7/31/82       90.9
     8/7/82       88.2
    8/14/82         87
    8/21/82       85.9
    8/28/82       85.7
     9/4/82       85.1
    9/11/82       83.9
    9/18/82       80.9
    9/25/82       80.5
    10/2/82       80.6
    10/9/82       79.8
   10/16/82       80.7
   10/23/82       79.9
   10/30/82       80.3
    11/6/82       80.9
   11/13/82       81.3
   11/20/82       80.3
   11/27/82       79.5
    12/4/82       77.6
   12/11/82       78.7
   12/18/82       77.8
   12/25/82       76.8
     1/1/83       77.6
     1/8/83       77.8
    1/15/83       77.9
    1/22/83       76.2
    1/29/83         77
     2/5/83       74.3
    2/12/83       76.9
    2/19/83       75.3
    2/26/83       76.2
     3/5/83       75.6
    3/12/83       75.7
    3/19/83         75
    3/26/83       73.4
     4/2/83       74.2
     4/9/83       73.4
    4/16/83       73.1
    4/23/83       72.3
    4/30/83       72.8
     5/7/83       72.5
    5/14/83       72.6
    5/21/83       74.2
    5/28/83       72.6
     6/4/83       73.3
    6/11/83       72.8
    6/18/83       72.5
    6/25/83       72.3
     7/2/83       72.8
     7/9/83       73.6
    7/16/83         74
    7/23/83       74.6
    7/30/83       71.6
     8/6/83       72.2
    8/13/83       71.5
    8/20/83       71.3
    8/27/83       71.6
     9/3/83       73.1
    9/10/83       71.8
    9/17/83       72.8
    9/24/83       71.5
    10/1/83       71.2
    10/8/83       71.4
   10/15/83       71.9
   10/22/83       71.5
   10/29/83       66.8
    11/5/83       68.9
   11/12/83         69
   11/19/83       69.8
   11/26/83       68.9
    12/3/83       70.8
   12/10/83       68.9
   12/17/83         70
   12/24/83       69.1
   12/31/83       69.9
     1/7/84         70
    1/14/84       70.8
    1/21/84       73.6
    1/28/84       73.5
     2/4/84       77.6
    2/11/84         80
    2/18/84       80.1
    2/25/84       80.4
     3/3/84       80.6
    3/10/84       81.4
    3/17/84       79.3
    3/24/84       78.7
    3/31/84       82.9
     4/7/84       80.6
    4/14/84       79.9
    4/21/84       80.8
    4/28/84       81.5
     5/5/84       82.6
    5/12/84       82.7
    5/19/84       82.2
    5/26/84       81.5
     6/2/84       80.5
     6/9/84       79.5
    6/16/84       80.3
    6/23/84         80
    6/30/84         80
     7/7/84         81
    7/14/84       81.4
    7/21/84       81.3
    7/28/84       83.4
     8/4/84         84
    8/11/84       85.6
    8/18/84       85.9
    8/25/84       86.4
     9/1/84         87
     9/8/84       88.3
    9/15/84       88.3
    9/22/84       88.1
    9/29/84       87.5
    10/6/84       88.1
   10/13/84       87.5
   10/20/84       86.6
   10/27/84       87.2
    11/3/84       87.6
   11/10/84       87.7
   11/17/84       87.7
   11/24/84       85.6
    12/1/84       84.1
    12/8/84       85.7
   12/15/84       84.8
   12/22/84       84.7
   12/29/84       84.1
     1/5/85       85.4
    1/12/85       85.4
    1/19/85       86.3
    1/26/85       85.9
     2/2/85       86.3
     2/9/85       87.7
    2/16/85       86.8
    2/23/85       86.9
     3/2/85       87.4
     3/9/85       87.4
    3/16/85       87.9
    3/23/85       88.6
    3/30/85         89
     4/6/85       89.4
    4/13/85       89.5
    4/20/85       88.4
    4/27/85       89.2
     5/4/85       90.2
    5/11/85       90.1
    5/18/85       88.4
    5/25/85       88.8
     6/1/85       88.3
     6/8/85       87.4
    6/15/85       89.5
    6/22/85       88.6
    6/29/85       89.8
     7/6/85       89.5
    7/13/85       88.7
    7/20/85       91.2
    7/27/85         86
     8/3/85       87.7
    8/10/85       87.3
    8/17/85       89.1
    8/24/85       88.9
    8/31/85       89.4
     9/7/85       90.7
    9/14/85       91.2
    9/21/85       95.2
    9/28/85       95.4
    10/5/85       94.2
   10/12/85       95.8
   10/19/85         93
   10/26/85       94.1
    11/2/85       93.4
    11/9/85       87.8
   11/16/85       87.2
   11/23/85       85.9
   11/30/85       84.9
    12/7/85       85.9
   12/14/85       85.4
   12/21/85       85.3
   12/28/85       84.6
     1/4/86       86.2
    1/11/86       88.5
    1/18/86       85.9
    1/25/86       87.3
     2/1/86       85.9
     2/8/86       85.9
    2/15/86       86.2
    2/22/86       84.7
     3/1/86       79.2
     3/8/86       81.7
    3/15/86       81.8
    3/22/86       83.4
    3/29/86       82.8
     4/5/86       82.6
    4/12/86       82.2
    4/19/86         82
    4/26/86       82.7
     5/3/86       82.4
    5/10/86       77.1
    5/17/86         74
    5/24/86       76.9
    5/31/86       76.3
     6/7/86       76.1
    6/14/86       75.8
    6/21/86       76.6
    6/28/86       77.4
     7/5/86       77.5
    7/12/86       74.6
    7/19/86       76.3
    7/26/86       75.7
     8/2/86       74.2
     8/9/86       73.9
    8/16/86       74.4
    8/23/86         74
    8/30/86       70.8
     9/6/86       69.9
    9/13/86       69.6
    9/20/86       72.5
    9/27/86       69.1
    10/4/86       68.1
   10/11/86       70.8
   10/18/86       68.6
   10/25/86       69.2
    11/1/86       66.5
    11/8/86       67.9
   11/15/86       70.2
   11/22/86       70.7
   11/29/86       70.4
    12/6/86       70.4
   12/13/86         71
   12/20/86       71.7
   12/27/86       72.2
     1/3/87       73.7
    1/10/87       75.1
    1/17/87       72.1
    1/24/87       72.6
    1/31/87       73.5
     2/7/87       74.1
    2/14/87       72.4
    2/21/87       72.5
    2/28/87       71.7
     3/7/87         72
    3/14/87         70
    3/21/87       71.5
    3/28/87       76.4
     4/4/87       71.4
    4/11/87       88.9
    4/18/87       88.1
    4/25/87       88.3
     5/2/87         88
     5/9/87         91
    5/16/87       86.5
    5/23/87       86.6
    5/30/87       86.2
     6/6/87       88.2
    6/13/87       86.8
    6/20/87       85.4
    6/27/87       85.9
     7/4/87       90.4
    7/11/87         89
    7/18/87       88.7
    7/25/87       87.8
     8/1/87         88
     8/8/87       88.6
    8/15/87       83.4
    8/22/87       81.4
    8/29/87       82.4
     9/5/87       81.1
    9/12/87       81.7
    9/19/87       81.1
    9/26/87       81.7
    10/3/87       80.8
   10/10/87       80.8
   10/17/87         80
   10/24/87         80
   10/31/87       80.6
    11/7/87       78.8
   11/14/87       79.8
   11/21/87       74.1
   11/28/87         74
    12/5/87       72.6
   12/12/87       71.2
   12/19/87       70.2
   12/26/87       68.6
     1/2/88       70.1
     1/9/88       72.1
    1/16/88       72.9
    1/23/88       73.4
    1/30/88       74.2
     2/6/88         75
    2/13/88         76
    2/20/88       74.4
    2/27/88       67.1
     3/5/88       67.1
    3/12/88       69.3
    3/19/88       70.7
    3/26/88       72.9
     4/2/88       73.9
     4/9/88       74.4
    4/16/88       74.5
    4/23/88       71.2
    4/30/88         72
     5/7/88       70.6
    5/14/88         71
    5/21/88       72.6
    5/28/88         72
     6/4/88       71.5
    6/11/88         71
    6/18/88         69
    6/25/88       68.1
     7/2/88       67.6
     7/9/88       67.2
    7/16/88       67.8
    7/23/88       66.6
    7/30/88       67.4
     8/6/88       67.6
    8/13/88       67.1
    8/20/88       72.2
    8/27/88       70.6
     9/3/88         70
    9/10/88       70.8
    9/17/88       70.8
    9/24/88         72
    10/1/88       71.7
    10/8/88       71.3
   10/15/88       70.9
   10/22/88       71.2
   10/29/88       70.5
    11/5/88       70.6
   11/12/88       70.8
   11/19/88       75.5
   11/26/88       74.9
    12/3/88       74.6
   12/10/88       74.9
   12/17/88       73.7
   12/24/88       73.6
   12/31/88       77.1
     1/7/89       78.5
    1/14/89       78.9
    1/21/89       80.1
    1/28/89       79.6
     2/4/89       79.6
    2/11/89       77.2
    2/18/89       76.6
    2/25/89       74.2
     3/4/89       79.6
    3/11/89       79.8
    3/18/89       79.1
    3/25/89       77.5
     4/1/89       76.5
     4/8/89       74.9
    4/15/89       75.5
    4/22/89       76.4
    4/29/89       75.5
     5/6/89         76
    5/13/89       75.1
    5/20/89       74.6
    5/27/89       81.3
     6/3/89       81.6
    6/10/89       80.6
    6/17/89       80.9
    6/24/89       80.5
     7/1/89       81.4
     7/8/89       81.3
    7/15/89       82.1
    7/22/89       80.1
    7/29/89       80.1
     8/5/89       79.7
    8/12/89       80.4
    8/19/89       79.3
    8/26/89       78.9
     9/2/89       78.4
     9/9/89       78.8
    9/16/89         78
    9/23/89       78.4
    9/30/89       78.3
    10/7/89       79.1
   10/14/89       78.9
   10/21/89       79.4
   10/28/89       78.4
    11/4/89       79.5
   11/11/89       77.7
   11/18/89       82.3
   11/25/89       79.8
    12/2/89       79.1
    12/9/89       79.8
   12/16/89       78.9
   12/23/89       78.4
   12/30/89       79.7
     1/6/90       83.1
    1/13/90       83.8
    1/20/90       83.9
    1/27/90       83.1
     2/3/90       83.9
    2/10/90       83.4
    2/17/90       84.2
    2/24/90       88.4
     3/3/90       87.5
    3/10/90       87.3
    3/17/90       86.8
    3/24/90       86.9
    3/31/90       87.4
     4/7/90       88.6
    4/14/90       89.7
    4/21/90       87.8
    4/28/90       89.3
     5/5/90       86.9
    5/12/90       84.2
    5/19/90       81.3
    5/26/90       83.3
     6/2/90       83.4
     6/9/90       83.4
    6/16/90       83.3
    6/23/90       82.9
    6/30/90       83.4
     7/7/90       82.5
    7/14/90       82.7
    7/21/90       82.2
    7/28/90       80.8
     8/4/90       79.6
    8/11/90       78.7
    8/18/90         88
    8/25/90       87.2
     9/1/90       87.9
     9/8/90       91.2
    9/15/90       91.7
    9/22/90       90.8
    9/29/90       91.5
    10/6/90       91.5
   10/13/90       90.3
   10/20/90       89.3
   10/27/90       88.4
    11/3/90       90.1
   11/10/90       88.4
   11/17/90       87.5
   11/24/90       94.3
    12/1/90         95
    12/8/90       94.9
   12/15/90       92.3
   12/22/90       92.1
   12/29/90       93.8
     1/5/91       93.9
    1/12/91       92.6
    1/19/91       92.6
    1/26/91       91.9
     2/2/91       91.9
     2/9/91         93
    2/16/91         90
    2/23/91       85.8
     3/2/91       98.6
     3/9/91       96.7
    3/16/91       96.9
    3/23/91       96.7
    3/30/91       97.9
     4/6/91       96.5
    4/13/91       97.2
    4/20/91       96.9
    4/27/91       96.4
     5/4/91       93.6
    5/11/91         92
    5/18/91       93.2
    5/25/91       99.4
     6/1/91       97.1
     6/8/91       98.7
    6/15/91         95
    6/22/91      100.9
    6/29/91      101.4
     7/6/91      101.1
    7/13/91      102.6
    7/20/91      102.1
    7/27/91       99.9
     8/3/91      100.2
    8/10/91      101.2
    8/17/91       98.4
    8/24/91      104.1
    8/31/91        104
     9/7/91      104.6
    9/14/91      102.2
    9/21/91      101.8
    9/28/91      102.5
    10/5/91       99.8
   10/12/91      101.8
   10/19/91       97.8
   10/26/91       94.1
    11/2/91       92.4
    11/9/91       96.6
   11/16/91       95.1
   11/23/91       95.7
   11/30/91       96.2
    12/7/91       94.9
   12/14/91       94.7
   12/21/91       95.9
   12/28/91       93.8
     1/4/92       93.6
    1/11/92       95.9
    1/18/92       91.7
    1/25/92       91.1
     2/1/92         90
     2/8/92       88.3
    2/15/92       88.4
    2/22/92       83.1
    2/29/92       85.9
     3/7/92       84.6
    3/14/92       84.6
    3/21/92       84.1
    3/28/92       84.3
     4/4/92       87.5
    4/11/92       84.7
    4/18/92       84.8
    4/25/92       85.6
     5/2/92       86.9
     5/9/92       85.1
    5/16/92       85.5
    5/23/92       82.2
    5/30/92       83.5
     6/6/92       82.1
    6/13/92       82.1
    6/20/92       87.7
    6/27/92       86.6
     7/4/92         88
    7/11/92       88.1
    7/18/92       85.4
    7/25/92         84
     8/1/92       82.7
     8/8/92       83.5
    8/15/92         83
    8/22/92       83.7
    8/29/92         87
     9/5/92       83.5
    9/12/92       82.1
    9/19/92       81.4
    9/26/92       81.4
    10/3/92       80.5
   10/10/92       80.9
   10/17/92       82.3
   10/24/92       86.6
   10/31/92       86.3
    11/7/92       84.6
   11/14/92       86.3
   11/21/92       86.5
   11/28/92         86
    12/5/92       88.2
   12/12/92       90.5
   12/19/92       88.6
   12/26/92       88.3
     1/2/93       88.7
     1/9/93         88
    1/16/93       86.7
    1/23/93       87.8
    1/30/93       87.8
     2/6/93       86.8
    2/13/93       85.9
    2/20/93       92.4
    2/27/93       92.6
     3/6/93       90.5
    3/13/93       91.6
    3/20/93       90.3
    3/27/93       95.2
     4/3/93       90.6
    4/10/93       91.3
    4/17/93       90.6
    4/24/93       87.6
     5/1/93       86.3
     5/8/93       85.1
    5/15/93       88.5
    5/22/93       87.3
    5/29/93       88.9
     6/5/93       88.1
    6/12/93       87.5
    6/19/93       89.6
    6/26/93       90.3
     7/3/93         90
    7/10/93       91.4
    7/17/93       89.8
    7/24/93       88.6
    7/31/93       87.3
     8/7/93       89.9
    8/14/93       88.3
    8/21/93       89.6
    8/28/93       93.7
     9/4/93       89.3
    9/11/93       89.6
    9/18/93       88.4
    9/25/93       88.1
    10/2/93       88.1
    10/9/93       90.5
   10/16/93       90.5
   10/23/93       91.9
   10/30/93       87.8
    11/6/93       87.2
   11/13/93       86.9
   11/20/93       86.4
   11/27/93       86.4
    12/4/93       86.3
   12/11/93       86.5
   12/18/93       83.3
   12/25/93       85.9
     1/1/94       85.6
     1/8/94       87.7
    1/15/94       87.5
    1/22/94       82.5
    1/29/94       82.5
     2/5/94       81.5
    2/12/94       83.5
    2/19/94       79.4
    2/26/94       78.9
     3/5/94       77.8
    3/12/94       76.4
    3/19/94       75.7
    3/26/94         76
     4/2/94       77.8
     4/9/94       76.9
    4/16/94         77
    4/23/94       76.8
    4/30/94       76.6
     5/7/94       75.4
    5/14/94       74.6
    5/21/94       73.3
    5/28/94       73.6
     6/4/94       72.3
    6/11/94         72
    6/18/94       70.8
    6/25/94       70.6
     7/2/94         71
     7/9/94       69.9
    7/16/94       69.2
    7/23/94       68.6
    7/30/94       66.1
     8/6/94       68.9
    8/13/94       65.4
    8/20/94         61
    8/27/94       61.4
     9/3/94       60.5
    9/10/94         59
    9/17/94       59.9
    9/24/94       58.9
    10/1/94       60.7
    10/8/94       56.4

Source: Leuthold Group
[End Caption]


"There's a fairly compelling case for smaller companies," says Mark Denning, a London-based portfolio counselor. "But it does depend on a generally favorable market environment. Very few stocks swim against the tide. In declining markets, the tendency is to defer making investments. People figure they can buy cheaper later, and maybe they can. But at some point you have to say, $This is cheap enough for me.'"

How do we determine what "cheap enough" is? That decision will be based first and foremost on our assessment of a company's fundamentals. As Mark notes, "These companies by and large haven't changed in the past three months, but their stock prices certainly have. The companies I'm seeing are looking at their business plans and their balance sheets and don't understand the dichotomy. Their businesses haven't deteriorated much at all, and certainly not enough to justify a 50% stock decline."

Some stocks are down even more sharply than that. As Gordon recalls, "There's a software company whose stock I've wanted to purchase for some time, but it was too expensive. Recently it fell from $57 to $7. Unless the company goes bankrupt, it's pretty much done what it's going to do with a fall like that. Could it go to $5? Sure, but if over the next few years that stock goes to $28
- half what it was - does it really matter whether or not you paid an extra two dollars?"

Declines of that magnitude are hard on everyone - company management, employees and investors. Notes Greg, "This is the third time I've been through this, and I'm one of the younger guys around here. It feels the same every time. Personally, it's discouraging and there are days when you're literally sick to your stomach. You don't know what will put a bottom on it. But the bottom always comes."


[Begin Caption]
EVEN DIVIDEND YIELDS ARE SIMILAR

No one looks to small-company stocks to provide much income, but in recent years large-company U.S. stocks have gone up so quickly that their dividend yields have dropped so low you can get almost as much income from smaller U.S. companies.

[line graph]
YIELD DIFFERENCE BETWEEN
LARGE AND SMALL STOCKS

   2/90     1.53
   3/90     1.45
   4/90     1.48
   5/90     1.32
   6/90     1.75
   7/90     1.69
   8/90     1.77
   9/90     1.50
  10/90     1.43
  11/90     1.38
  12/90     1.53
   1/91     1.58
   2/91     1.57
   3/91     1.26
   4/91     1.22
   5/91     1.21
   6/91     1.50
   7/91     1.44
   8/91     1.45
   9/91     1.40
  10/91     1.43
  11/91     1.50
  12/91     1.20
   1/92     1.38
   2/92     1.39
   3/92     1.28
   4/92     1.15
   5/92     1.15
   6/92     1.48
   7/92     1.41
   8/92     1.42
   9/92     1.41
  10/92     1.45
  11/92     1.48
  12/92     1.33
   1/93     1.34
   2/93     1.27
   3/93     1.24
   4/93     1.26
   5/93     1.26
   6/93     1.54
   7/93     1.56
   8/93     1.51
   9/93     1.52
  10/93     1.49
  11/93     1.48
  12/93     1.38
   1/94     1.32
   2/94     1.37
   3/94     1.49
   4/94     1.45
   5/94     1.38
   6/94     1.45
   7/94     1.37
   8/94     1.33
   9/94     1.29
  10/94     1.21
  11/94     1.25
  12/94     1.27
   1/95     1.16
   2/95     1.10
   3/95     0.92
   4/95     0.87
   5/95     0.80
   6/95     1.04
   7/95     1.04
   8/95     1.06
   9/95     0.92
  10/95     0.84
  11/95     0.80
  12/95     0.80
   1/96     0.70
   2/96     0.71
   3/96     0.65
   4/96     0.70
   5/96     0.69
   6/96     0.72
   7/96     0.66
   8/96     0.72
   9/96     0.73
  10/96     0.65
  11/96     0.54
  12/96     0.55
   1/97     0.44
   2/97     0.37
   3/97     0.28
   4/97     0.16
   5/97     0.20
   6/97     0.45
   7/97     0.37
   8/97     0.47
   9/97     0.52
  10/97     0.51
  11/97     0.41
  12/97     0.35
   1/98     0.30
   2/98     0.26
   3/98     0.14
   4/98     0.12
   5/98     0.08
   6/98     0.25
   7/98     0.14
   8/98     0.05
   9/98     0.08

Sources: S&P 500, Russell 2000
[End Caption]


Adds Claudia, "It's frustrating at the moment to watch these stocks go down, but as an investor with a long time horizon you have to be excited about the values today. If you're out there looking at companies, getting to understand their businesses - which is our job - you see lots of smaller companies with solid growth rates, run by very sharp people, whose stocks are selling at ridiculously low prices. At the same time, I can name any number of large companies with prospects not nearly as good, whose stocks are selling at three to four times the valuation. I'm not convinced, given similar outlooks, that that discrepancy is logical, or that it can last."

WHERE THE RUBBER MEETS THE ROAD

When it comes to investing, it's easy to talk a good game. But the only thing that matters is what you achieve and how you achieve it. That's why most of our recent discussions have focused on how best to be constructive - and productive
- in the face of a significant shift in the market.

"Because of our multiple portfolio counselor system, we don't have a master plan," notes Greg. "We invest as individuals. But we do talk, and one thing we all agree on today is that we should keep some cash on hand, trust in our research and step up to the plate when opportunities arise."

Without exception, the fund's portfolio counselors agree that this is a real opportunity to upgrade the overall quality of the portfolio.
"In an expensive market, value-oriented investors like us focus on second-tier companies that seem to offer better value," explains Blair. "But in a market like this, when all stocks have come down indiscriminately, you have an opportunity to invest in the highest quality companies that are often too expensive to own."

"I've definitely been using the sell-off to upgrade my portfolio," adds Greg. "Many stocks in the same industry are selling at similar levels regardless of quality. For instance, you can buy stock in the Morton's steakhouse chain, a nationwide leader that's growing rapidly, at the same valuation as mature regional restaurant stocks. Which would you rather own?"

The fund's portfolio counselors are also looking for companies whose businesses provide some insulation from a further market decline or economic downturn.

"My largest position right now is a German company developing children's television programs," notes Martial Chaillet, a Geneva-based portfolio counselor. "Another is a German theater owner. Even if growth slows in Europe, as many expect, people will still watch TV and go to the movies."

Everyone has his or her favorite ideas. Claudia's include "a little company in Taiwan that's one of the best educational game makers in the world. Its stock has been hammered, but the company's prospects are excellent. Another company arranges childcare centers in business offices. They have a wonderful solution to a growing problem that addresses the needs of both employers and employees. Nothing at all has changed for the company " it's even gotten better - but the stock is down a lot."


THE BOTTOM LINE

One of our colleagues once said that successful investing depends on "informed faith." No one knows what will happen next, so you can succeed only if you base your decisions on sound reasoning and in-depth research. You must also be in it for the long haul.

Market declines will test anyone's resolve, and unfortunately we can't offer any assurances that the worst is over. We can, however, guarantee that we're doing our best to position your fund for the future. And we will do whatever we can to help you maintain the same long-term perspective.

"Someday," notes Greg, "we're going to wake up and see that those who want out have sold, the trading volatility has subsided and liquidity is working in our favor. I don't know when that will be, but I want to be fully invested when it happens." *

[photos:  Blair Frank, Martial Chaillet, Claudia Huntington]
[Begin Caption]
If you buy good companies at reasonable prices, the principles of long-term investing will remain intact. The math hasn't changed.
Blair Frank, Los Angeles
[End Caption]

[Begin Caption]
When I find a company with a strong franchise and superior management, I look at a stock decline as an opportunity.
Martial Chaillet, Geneva
[End Caption]

[Begin Caption]
Has our enthusiasm dimmed? Far from it. A year ago, we were concerned about high stock prices. Today, we're seeing more interesting values than we've seen in a long, long time.
Claudia Huntington, Los Angeles
[End Caption]


SMALLCAP World Fund
INVESTMENT PORTFOLIO  September 30, 1998


[pie chart]
Industry Diversification
Business & Public Services         15.91%
Broadcasting & Publishing          10.42%
Merchandising                      5.67%
Health & Personal Care             4.75%
Leisure & Tourism                  4.22%
Other Industries                   45.86%
Cash & Equivalents                 13.17%


                                      Percent of
Largest Equity Holdings               Net Assets
ISS-International Service System        1.17%
OM Gruppen                              1.05
SkyTel Communications                    .95
HNC Software                             .91
Unibail                                  .90
NTL                                      .88
PMC-Sierra                               .85
Adelphia Communications                  .70
Corporate Services Group                 .70
CSC Holdings                             .68


                                                                                                             Percent
                                                                                     Shares or       Market       of
EQUITY-TYPE SECURITIES                                                               Principal        Value      Net
(common and preferred stocks and convertible debentures)                                Amount        (000)   Assets

Business & Public Services - 15.91%
ISS-International Service System A/S, Class B (Denmark)                               1,569,041      $82,789     1.17
Corporate Services Group PLC (United Kingdom) (1), (2)                               11,092,098       34,373
Corporate Services Group PLC, 7.50% convertible debentures 2005 (1)                  $6,000,000        9,067      .70
Corporate Services Group PLC (1)                                                      2,000,000        6,198
Protection One, Inc. (USA) (3)                                                        3,715,800       36,229      .51
Enator AB (Sweden)                                                                    1,550,000       35,976      .51
Renaissance Worldwide Inc. (USA) (3)                                                  2,700,000       35,437      .50
MSC Industrial Direct Co., Inc., Class A (USA) (3)                                    1,521,000       30,420      .43
Vanstar Corp. (USA) (1), (3)                                                          2,525,000       24,934
Vanstar Financing Trust, 6.75% convertible preferred (1), (2)                           175,000        3,981      .41
NCO Group, Inc. (USA) (1), (3)                                                          995,300       27,682      .39
Midas, Inc. (USA)                                                                     1,091,000       26,457      .37
Franklin Covey Co. (USA) (1), (3)                                                     1,350,000       26,409      .37
Medicis Pharmaceutical Corp., Class A (USA) (3)                                         650,000       25,756      .36
ABR Information Services, Inc. (USA) (1), (3)                                         1,865,000       25,527      .36
Sapient Corp. (USA) (3)                                                                 747,100       25,495      .36
Universal Health Services, Inc., Class B (USA) (3)                                      500,000       20,875      .29
Concord EFS, Inc. (USA) (3)                                                             794,100       20,498      .29
Black Box Corp. (USA) (3)                                                               838,000       20,321      .29
USWeb Corp. (USA) (3)                                                                 1,550,000       20,247      .29
Kroll-O'Gara Co. (USA) (3)                                                              850,000       19,869      .28
Rental Service Corp. (USA) (3)                                                        1,100,000       19,800      .28
Casella Waste Systems, Inc., Class A (USA)(3)                                           575,500       19,567      .28
ChoicePoint Inc. (USA) (3)                                                              400,000       19,250      .27
Brunel International NV (Netherlands)                                                   592,892       18,535      .26
CBT Group PLC (ADR) (Ireland) (3)                                                     1,341,700       18,113      .26
Rhon-Klinikum AG, preferred shares (Germany)                                            187,100       17,029      .24
Regis Corp. (USA)                                                                       525,000       16,538      .23
Trigon Healthcare, Inc. (USA) (3)                                                       525,700       16,297      .23
Budget Group, Inc., Class A (USA) (3)                                                   700,000       15,969      .22
Bally Total Fitness Holding Corp. (USA)(3)                                              860,500       14,951      .21
MemberWorks Inc. (USA) (1), (3)                                                         961,700       14,906      .21
Intentia International AB, Class B (Sweden) (3)                                         540,000       14,531      .20
DeVry Inc. (USA) (3)                                                                    600,000       14,063      .20
Pittston Brink's Group (USA)                                                            400,000       14,000      .20
Vincam Group, Inc. (USA) (1), (3)                                                     1,017,750       13,930      .20
ProBusiness Services, Inc. (USA) (3)                                                    400,000       13,600      .19
Primark Corp. (USA) (3)                                                                 445,512       13,588      .19
CKS Group, Inc. (USA) (3)                                                               729,400       12,901      .18
Flextronics International Ltd. (USA - Incorporated in Singapore) (3)                    358,200       12,694      .18
APAC TeleServices, Inc. (USA) (3)                                                     2,408,200       12,192      .17
Bright Horizons Family Solutions, Inc. (USA) (3)                                        555,000       11,794      .17
American Disposal Services, Inc. (USA) (3)                                              300,000       11,681      .16
Lernout & Hauspie Speech Products NV (Belgium) (3)                                      284,000       11,413      .16
Cambridge Technology Partners (Massachusetts), Inc. (USA) (3)                           500,000       11,156      .16
Superior Consultant Holdings Corp. (USA) (3)                                            250,000       10,875      .15
ARIS Corp. (USA) (3)                                                                    553,700       10,797      .15
Photobition Group PLC (United Kingdom)                                                3,354,670        9,968      .14
APCOA Parking AG (Germany) (1)                                                          120,800        9,404      .13
Iron Mountain Inc. (USA) (3)                                                            301,500        9,045      .13
SportsLine USA, Inc. (USA) (3)                                                          500,000        8,719      .12
Data Processing Resources Corp., 5.25% convertible debentures 2005 (USA) (2)         $8,500,000        8,500      .12
Lason, Inc. (USA) (3)                                                                   160,000        8,200      .12
Filofax Group PLC (United Kingdom) (1)                                                1,956,000        6,817      .10
Administaff, Inc. (USA) (3)                                                             203,900        6,512      .09
PSS World Medical, Inc. (USA) (3)                                                       325,700        6,025      .08
Strategic Distribution, Inc. (USA) (1), (3)                                           1,890,000        6,024      .08
G&K Services, Inc., Class A (USA)                                                       124,600        5,841      .08
Freepages Group PLC (United Kingdom) (3)                                             11,250,000        5,158      .07
Coinmach Laundry Corp., Class A (USA) (3)                                               522,100        5,156      .07
Sylvan Learning Systems, Inc. (USA) (3)                                                 219,850        5,139      .07
Saskatchewan Wheat Pool, non+D161voting shares, Class B (Canada)+D289                   665,800        4,888      .07
InaCom Corp. (USA) (3)                                                                  250,000        4,719      .07
GTS Duratek, Inc. (USA) (3)                                                             811,100        4,562      .06
SCB Computer Technology, Inc. (USA) (3)                                                 580,000        4,495      .06
Snyder Communications, Inc. (USA) (3)                                                   130,000        4,355      .06
Kanamoto Co., Ltd. (Japan)                                                            1,086,000        4,216      .06
American Healthcorp, Inc. (USA) (1), (3)                                                522,000        4,209      .06
International Container Terminal Services, Inc., 1.75% convertible debentures        $5,905,000        4,134      .06
2004 (Philippines)
AmSurg Corp., Class B (USA) (3)                                                         309,972        1,899
AmSurg Corp., Class A (3)                                                               250,000        1,719      .05
Lorien PLC (United Kingdom)                                                             819,663        3,368      .05
Monro Muffler Brake, Inc. (USA) (3)                                                     347,838        3,304      .05
MDC Communications Corp., Class A (Canada) (3)                                          433,333        3,224      .05
CompuCom Systems, Inc. (USA) (3)                                                        800,000        3,200      .04
CCC Information Services Group Inc. (USA) (3)                                           244,700        3,059      .04
PRT Group (formerly PRT Corp. of America) (USA) (2), (3)                                761,960        3,048      .04
Warrantech Corp. (USA) (1), (3)                                                         860,000        3,010      .04
Taylor Nelson Sofres PLC (United Kingdom)                                             2,000,000        2,700      .04
UroCor, Inc. (USA) (1), (3)                                                             600,000        2,625      .04
Alarmguard Holdings, Inc. (USA) (1), (3)                                                360,000        2,610      .04
Healthcare Recoveries, Inc. (USA) (3)                                                   250,000        2,500      .04
Bellsystem24 Inc. (Japan)                                                                15,000        2,362      .03
Insignia/ESG Holdings, Inc. (USA) (3)                                                   200,000        2,300      .03
Four Media Co. (USA) (1), (3)                                                           610,000        2,288      .03
JLK Direct Distribution Inc., Class A (USA) (3)                                         191,600        2,060      .03
Australian Hospital Care Ltd. (Australia)                                             3,619,500        2,038      .03
American Management Systems, Inc. (USA) (3)                                              61,000        1,670      .02
Rural/Metro Corp. (USA) (3)                                                             200,000        1,600      .02
Pricer AB, Class B (Sweden) (3)                                                         563,650        1,531      .02
Fujitsu Support and Service Inc. (Japan)                                                 36,000        1,371      .02
Learning Tree International, Inc. (USA) (3)                                             100,000        1,281      .02
Prosolvia AB, Class B (Sweden) (2), (3)                                                 111,150          663      .01

Broadcasting & Publishing - 10.42%
NTL Inc. (United Kingdom-Incorporated in USA) (3)                                     1,450,000       62,350      .88
Adelphia Communications Corp., Class A (USA) (3)                                      1,271,000       49,728      .70
CSC Holdings, Inc., Class A (formerly Cablevision Systems Corp.) (USA) (3)            1,120,000       48,370      .68
Century Communications Corp., Class A (USA) (3)                                       2,020,000       48,227      .68
United Video Satellite Group, Inc., Class A (USA) (3)                                 3,000,000       44,437      .62
Flextech PLC (United Kingdom) (3)                                                     4,442,100       42,993      .60
Jones Intercable, Inc., Class A (USA) (3)                                             1,705,000       42,412      .60
Antena 3 de Television, SA (GDR) (Spain) (1), (2), (3), (4)                               1,500       39,207      .55
United Television, Inc. (USA)                                                           350,000       37,362      .53
Scottish Media Group PLC (United Kingdom) (1)                                         3,280,000       35,923      .51
Westwood One, Inc. (USA) (3)                                                          1,943,100       34,733      .49
Scandinavian Broadcasting System SA (Denmark-Incorporated in Luxembourg) (1), (3)       887,900       18,868      .26
CanWest Global Communications Corp. (Canada)                                          1,554,946       18,857      .26
Emmis Broadcasting Corp., Class A (USA) (3)                                             476,100       17,973      .25
Shaw Communications Inc., Class B (Canada)                                            1,050,000       17,552      .25
Chrysalis Group PLC (United Kingdom) (1)                                              1,824,000       17,499      .25
Scholastic Corp. (USA) (3)                                                              408,800       17,374      .24
United International Holdings, Inc., Class A (USA) (3)                                1,625,000       15,742      .22
Ascent Entertainment Group, Inc. (USA) (1), (3)                                       1,930,000       15,440      .22
CD Radio Inc. (USA) (3)                                                                 600,000       11,400      .16
Rural Press Ltd. (Australia)                                                          3,509,840       10,087      .14
Data Broadcasting Corp. (USA) (1), (3)                                                2,130,000        9,984      .14
NRJ SA (France)                                                                          47,284        7,678      .11
Australian Provincial Newspapers Holdings Ltd. (Australia)                            5,518,911        7,361      .10
Central European Media Enterprises Ltd., Class A (USA - Incorporated in Bermuda) (3)    755,000        7,267      .10
HIT Entertainment PLC (United Kingdom) (1)                                              840,000        6,918      .10
Matav-Cable Systems Media Ltd. (ADR) (Israel)                                           320,000        6,400      .09
Media General, Inc., Class A (USA)                                                      139,500        5,406      .08
@ Entertainment Inc. (USA) (3)                                                          635,000        5,397      .08
Investec--Consultoria Internacional, SA (Portugal)                                       99,000        4,220      .06
P4 Radio Hele Norge ASA (Norway)                                                        960,000        4,154      .06
Primedia Ltd., units (South Africa)                                                   1,650,000        4,114      .06
Modern Times Group MTG AB, Class B (ADR) (Sweden) (3)                                    69,200        3,927      .05
CHUM Ltd., Class B (Canada)                                                             158,200        3,925      .05
Alma Media Oyj (formerly Aamulehti Corp. Ltd.) (Finland) (3)                            126,400        3,605      .05
Southern Star Group Ltd. (Australia)                                                  3,870,000        3,556      .05
Prime Television Ltd. (Australia)                                                     2,217,570        2,761      .04
Grupo Radio Centro, SA de CV (ADR) (Mexico)                                             420,000        2,678      .04
International Broadcasting Corp. Ltd. (Thailand) (3)                                  5,800,000        2,536      .04
StoryFirst Communications Inc., convertible preferred, Class B (Russia)                   4,022        1,207      .02
 (2), (3), (4)
Pacific Media PLC (United Kingdom) (3)                                               61,749,124          577      .01

Merchandising - 5.67%
Claire's Stores, Inc. (USA)                                                           2,020,000       36,360      .51
Zale Corp. (USA) (3)                                                                    898,700       23,029      .32
Hanover Direct, Inc. (USA) (3)                                                        3,837,440       11,512
Hanover Direct, Inc. (2), (3)                                                         3,700,000       11,100      .32
Jo-Ann Stores, Inc., Class A (formerly Fabri-Centers of America, Inc.)                  525,000       11,681
(USA) (1), (3)
Jo-Ann Stores, Inc., Class B (1), (3)                                                   525,000        9,975      .30
PETsMART, Inc. (USA) (3)                                                              3,000,000       20,812      .29
Michaels Stores, Inc. (USA) (3)                                                         794,700       20,265      .28
EM.TV & Merchandising AG (Germany)                                                       54,000       17,946      .25
DFS Furniture Co. PLC (United Kingdom)                                                5,202,700       17,580      .25
GrandVision SA (France)                                                                 721,704       16,729      .24
Rent-Way, Inc. (USA) (1), (3)                                                           600,000       14,775      .21
Brylane Inc. (USA) (3)                                                                  919,600       14,714      .21
Mobel Walther AG, nonvoting preferred shares (Germany)                                  260,000       10,120
Mobel Walther AG                                                                         88,000        3,425      .19
Cost Plus, Inc. (USA) (1), (3)                                                          500,000       13,313      .19
Hornbach Holding AG, preferred shares (Germany)                                         142,650       11,788      .17
Gymboree Corp. (USA) (1), (3)                                                         1,435,600       10,767      .15
Haverty Furniture Companies, Inc. (USA)                                                 545,000       10,355      .15
Migros Turk TAS (Turkey)                                                             13,634,675        9,833      .14
AnnTaylor, Inc. (USA) (3)                                                               428,400        8,702      .12
Homac Corp. (Japan)                                                                     663,000        8,255      .12
Komori Corp. (Japan)                                                                    675,000        7,910      .11
Williams-Sonoma, Inc. (USA) (3)                                                         234,099        4,989
Williams-Sonoma, Inc. (2), (3)                                                          134,099        2,858      .11
Sixt AG (Germany)                                                                        33,712        5,642
Sixt AG, nonvoting preferred shares                                                      12,256        1,688      .10
CDnow, Inc. (USA) (3)                                                                   800,000        7,200      .10
Sunglass Hut International, Inc. (USA) (3)                                            1,200,000        6,900      .10
Marks Bros. Jewelers, Inc. (USA) (1), (3)                                               510,000        6,821      .10
Aaron Rents, Inc. (USA)                                                                 450,000        6,750      .10
Garden Ridge Corp. (USA) (3)                                                            795,000        6,112      .09
Piercing Pagoda, Inc. (USA) (1), (3)                                                    502,500        5,779      .08
Controladora Comercial Mexicana, SA de CV, units (Mexico)                            10,737,000        5,764      .08
Chapters Inc. (Canada) (3)                                                              324,200        4,144      .06
Liquidation World Inc. (Canada) (1), (3)                                                450,000        3,982      .06
Bilia AB, Class A (Sweden)                                                              554,600        3,890      .05
Dickson Concepts (International) Ltd. (Hong Kong--Incorporated in Bermuda)            4,575,699        3,573      .05
Homeplace Holdings Inc., 7.00% convertible preferred (USA) (3), (4)                      30,200        2,001      .03
T Eaton Co. Ltd. (Canada) (3)                                                           386,100        1,772      .02
Disco SA (ADR) (Argentina) (3)                                                          110,000        1,595      .02

Health & Personal Care - 4.75%
Andrx Corp. (USA) (2), (3)                                                              730,000       26,827      .38
Gilead Sciences, Inc. (USA) (3)                                                         850,000       18,381      .26
Orthodontic Centers of America, Inc. (USA) (3)                                        1,077,700       17,984      .25
Vertex Pharmaceuticals Inc. (USA) (3)                                                   730,000       16,790      .24
SEQUUS Pharmaceuticals, Inc. (USA) (1), (3)                                           1,709,584       16,561      .23
GelTex Pharmaceuticals, Inc. (USA) (3)                                                  685,000       14,471      .20
Pharmacyclics, Inc. (USA) (1), (2), (3)                                                 580,000        9,643
Pharmacyclics, Inc. (1), (3)                                                            215,000        3,574      .19
Mentor Corp. (USA)                                                                    1,100,000       12,512      .18
Protein Design Labs, Inc. (USA) (3)                                                     500,000       12,000      .17
Nobel Biocare AB (Sweden)                                                               940,000       11,388      .16
Thermedics Inc. (USA) (3)                                                             1,390,000       10,425      .15
Anesta Corp. (USA) (1), (3)                                                             550,000       10,244      .14
Chr. Hansen Holding A/S, Class B (Denmark)                                               80,000       10,080      .14
Zonagen, Inc. (USA) (1), (3)                                                            640,000        9,920      .14
Cytyc Corp. (USA) (1), (3)                                                              933,700        9,454      .13
Nature's Sunshine Products, Inc. (USA)                                                  554,500        8,872      .12
Scios Nova Inc. (USA) (3)                                                             1,485,000        8,446      .12
Ocular Sciences, Inc. (USA) (3)                                                         400,000        8,400      .12
Vical Inc. (USA) (3)                                                                    700,000        7,700      .11
COR Therapeutics, Inc. (USA) (3)                                                        947,300        7,342      .10
OrthoLogic Corp. (USA) (1), (3)                                                       1,620,000        6,379      .09
Scotia Holdings PLC (United Kingdom) (3)                                              3,551,900        6,333      .09
Digene Corp. (USA) (1), (3)                                                             800,000        5,800      .08
ImClone Systems Inc. (USA) (3)                                                          650,000        5,687      .08
Martek Biosciences Corp. (USA) (3)                                                      600,000        4,950      .07
Genelabs Technologies, Inc. (USA) (3)                                                 2,085,000        4,822      .07
Aviron (USA) (3)                                                                        305,000        4,708      .07
Neose Technologies, Inc. (USA) (3)                                                      400,000        4,450      .06
Alkermes, Inc. (USA) (3)                                                                300,000        4,369      .06
i-STAT Corp. (USA) (3)                                                                  463,200        3,416
i-STAT Corp. (2), (3)                                                                   125,000          922      .06
Gensia Sicor Inc. (USA) (3)                                                             964,000        3,916      .06
Computer Motion, Inc. (USA) (1), (3)                                                    434,900        3,833      .05
KeraVision, Inc. (USA) (1), (3)                                                         795,000        3,379      .05
NeoPath, Inc. (USA) (3)                                                                 621,400        3,068      .04
Grupo Casa Autrey, SA de CV (ADR) (Mexico)                                              500,000        2,875      .04
Cyberonics, Inc. (USA) (2), (3)                                                         479,000        2,874      .04
Technical Chemicals and Products, Inc. (USA) (1), (3)                                   600,000        2,475      .03
Creative BioMolecules, Inc. (USA) (3)                                                   700,000        2,100      .03
AVANT Immunotherapeutics, Inc. (formerly T Cell Sciences, Inc.) (USA) (2), (3)        1,000,000        1,375
AVANT Immunotherapeutics, Inc. (3)                                                      500,000          688      .03
CIMA LABS Inc. (USA) (1), (3)                                                           617,200        1,774      .03
Cardiovascular Diagnostics, Inc. (USA) (3)                                              332,200        1,661      .02
Virbac SA (France)                                                                       24,770        1,547      .02
Intercardia, Inc. (USA) (3)                                                             300,000        1,200      .02
Applied Imaging Corp. (USA) (3)                                                         435,000        1,115      .02
Vision-Sciences, Inc. (USA) (3)                                                         484,500          727      .01
Ethical Holdings PLC (ADR) (United Kingdom) (3)                                         569,900           89      .00

Leisure & Tourism - 4.22%
Imax Corp. (Canada) (1), (3)                                                          1,558,000       31,160      .44
Vail Resorts, Inc. (USA) (3)                                                          1,170,000       23,327      .33
Consolidated Products, Inc. (USA) (1), (3)                                            1,250,000       21,953      .31
Alliance Atlantis Communications Corp., nonvoting shares, Class B (formerly             738,000       12,941
Alliance Communications Corp.) (Canada) (1), (3)
Alliance Atlantis Communications Corp., Class A (1), (3)                                322,700        5,711      .31
Alliance Atlantis Communications Corp., special voting shares, Class C (1), (3)           8,975        3,148
Village Roadshow Ltd. (Australia)                                                     8,201,596       14,100
Village Roadshow Ltd., 5.50% preferred shares, Class A                                5,722,143        7,632      .31
Cheesecake Factory Inc. (USA) (1), (3)                                                1,295,500       20,080      .28
Florida Panthers Holdings, Inc., Class A (USA) (3)                                    1,175,000       12,705
Florida Panthers Holdings, Inc., Class A (2), (3)                                       500,000        5,406      .26
J D Wetherspoon PLC (United Kingdom)                                                  5,204,935       17,322      .24
Rio Hotel & Casino, Inc. (USA) (3)                                                    1,150,000       15,884      .22
CINAR Films Inc., Class B (Canada) (3)                                                  830,600       14,899      .21
Ruby Tuesday, Inc. (USA)                                                                841,800       12,732      .18
Four Seasons Hotels Inc. (Canada)                                                       599,307       12,257      .17
Hoyts Cinemas Ltd., units (Australia)                                                10,332,807       10,045      .14
Spelling Entertainment Group Inc. (USA) (3)                                           1,300,000        9,181      .13
Morton's Restaurant Group, Inc. (USA) (1), (3)                                          415,000        8,923      .13
SFX Entertainment, Inc., Class A (USA) (3)                                              260,000        8,093      .11
Gaumont SA (France)                                                                      94,835        6,295      .09
Kinowelt Medien AG (Germany) (3)                                                         30,000        3,943      .06
Filmes Lusomundo, SA, preferred shares (Portugal)                                       292,500        3,757      .05
Lions Gate Entertainment Corp. (Canada) (1), (3)                                      2,766,667        3,355      .05
Mandarin Oriental International Ltd. (Singapore)                                      6,540,217        3,074      .04
Capital Corp. PLC (United Kingdom)                                                    2,900,000        2,955      .04
Norsk Lotteridrift ASA (Norway) (1), (3)                                                965,000        2,480      .04
Penske Motorsports, Inc. (USA) (3)                                                      100,000        2,175      .03
Harry Ramsden's PLC (United Kingdom)                                                    495,115        1,471      .02
Beyond International Ltd. (Australia) (3)                                             1,665,742          968      .01
CinemaxX AG (Germany) (3)                                                                32,409          932      .01
Mainframe Entertainment, Inc. (Canada) (3)                                              506,500          830      .01

Electronic Components - 3.82%
PMC-Sierra, Inc. (USA) (1), (3)                                                       1,900,000       60,563      .85
Micrel, Inc. (USA) (1), (3)                                                           1,275,000       33,788      .48
Level One Communications, Inc. (USA) (3)                                              1,500,000       30,188      .43
Sanmina Corp. (USA) (3)                                                                 917,000       25,791      .36
NatSteel Electronics Ltd. (Singapore)                                                10,500,000       23,029      .32
Venture Manufacturing (Singapore) Ltd (Singapore)                                     3,038,000        9,364
Venture Manufacturing (Singapore) Ltd (2)                                             2,710,000        8,353      .25
Littelfuse, Inc. (USA) (3)                                                              800,000       15,900      .22
Cymer, Inc. (USA) (1), (3)                                                            1,500,000       13,688      .19
Stoneridge, Inc. (USA) (3)                                                              697,700       11,294      .16
Wus Printed Circuit Co., Ltd. (Taiwan) (3)                                            4,056,000        8,598      .12
Rogers Corp. (USA) (3)                                                                  370,000        8,279      .12
Kinpo Electronics, Inc. (Taiwan) (3)                                                  5,100,000        7,247      .10
Unicap Electronics Industrial Corp. (Taiwan) (3)                                      3,388,543        4,528      .06
Elcoteq Network Corp., Class A (Finland)                                                468,850        3,228      .05
SAIA-Burgess Electronics AG (Switzerland) (3)                                            17,360        3,018      .04
Pioneer-Standard Electronics, Inc. (USA)                                                275,400        1,738      .03
Accton Technology Corp. (GDR) (Taiwan) (3)                                              375,737        1,249      .02
QPL International Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                 9,290,000          899      .01
Megachips Corp. (Japan) (3)                                                              30,000          780      .01

Energy Sources - 2.92%
Ranger Oil Ltd. (Canada) (1), (3)                                                     7,018,915       46,062      .65
Hardy Oil & Gas PLC (United Kingdom) (1)                                              9,058,014       25,070      .35
Oil Search Ltd. (Australia)                                                          13,740,000       17,105
Oil Search Ltd., 9.50% convertible preferred (3)                                         50,000        3,097      .32
Oil Search Ltd. (2)                                                                   2,300,000        2,863
Fletcher Challenge Energy (New Zealand)                                              13,756,562       20,489      .29
QCT Resources Ltd. (Australia)                                                       27,787,331       18,449      .26
Premier Oil PLC (United Kingdom)                                                     42,825,000       18,179      .26
Encal Energy Ltd. (Canada) (3)                                                        4,335,000       16,482      .23
Ramco Energy PLC (United Kingdom) (1)                                                 1,597,000       11,118      .16
Cabre Exploration Ltd. (Canada) (1), (3)                                              1,033,400        7,621      .11
Novus Petroleum Ltd. (Australia)                                                      4,895,605        5,079      .07
Paladin Resources NL+D513 (Australia) (1), (3)                                       11,270,998        3,636      .05
Arcon International Resources PLC (Ireland) (3)                                      11,798,000        3,205      .05
Forcenergy Inc (USA) (3)                                                                526,300        3,059      .04
Rubis & Cie (France)                                                                    107,000        2,521      .04
Aminex PLC (Ireland) (1), (2), (3)                                                    3,250,000        1,656      .02
Sibir Energy PLC (United Kingdom) (3)                                                12,193,274        1,449      .02
Anzoil NL (Australia) (3)                                                             2,730,000          267      .00

Banking - 2.78%
Keystone Financial, Inc. (USA)                                                          787,500       23,330      .33
Citizens Banking Corp. (USA)                                                            700,000       23,012      .32
UST Inc. (USA)                                                                          800,000       16,900      .24
Laurentian Bank of Canada (Canada)                                                      987,100       16,662      .23
FirstMerit Corp. (USA)                                                                  680,000       15,937      .22
Provident Bankshares Corp. (USA)                                                        595,350       15,107      .21
Fulton Financial Corp. (USA)                                                            684,425       13,688      .19
Commerce Bancorp, Inc. (USA)                                                            305,687       12,094      .17
AMCORE Financial, Inc. (USA)                                                            524,400       11,930      .17
Yapi ve Kredi Bankasi AS (Turkey)                                                   552,522,220        6,276
Yapi ve Kredi Bankasi AS, receipts (3)                                              436,492,553        4,958      .16
Imperial Bancorp (USA) (3)                                                              718,200       10,863      .15
Banco de Galicia y Buenos Aires SA, Class B (ADR) (Argentina)                           652,982       10,366      .15
Bank Handlowy w Warszawie SA (GDR) (Poland)                                             950,000        9,738      .14
BankUnited Financial Corp., Class A (USA) (3)                                           620,000        6,820      .10

Chemicals - 2.66%
Valspar Corp. (USA)                                                                   1,281,000       38,350      .54
Cambrex Corp. (USA) (1)                                                               1,400,000       32,988      .46
OM Group, Inc. (USA)                                                                  1,050,000       29,597      .42
Airgas, Inc. (USA) (3)                                                                2,269,500       27,518      .39
Ionics, Inc. (USA) (3)                                                                  750,000       19,875      .28
McWhorter Technologies, Inc. (USA) (1), (3)                                             706,000       14,252      .20
Georgia Gulf Corp. (USA)                                                                550,300        8,598      .12
Kalon Group PLC (United Kingdom)                                                      5,932,800        8,462      .12
Gurit-Heberlein AG (Switzerland)                                                          3,000        6,629      .09
Landec Corp. (USA) (1), (3)                                                             690,000        2,717      .04

Real Estate - 2.60%
Unibail (France)                                                                        459,000       64,296      .90
Castellum AB (Sweden) (1)                                                             2,515,000       24,857      .35
Newhall Land and Farming Co. (USA)                                                      850,000       19,869      .28
Cadiz Land Co., Inc. (USA) (1), (3)                                                   2,122,000       17,772      .25
CCA Prison Realty Trust (USA)                                                           915,700       16,483      .23
TBI PLC (United Kingdom)                                                              9,718,400       16,172      .23
Sponda Oyj (Finland) (3)                                                              1,330,000        8,895      .12
Diligentia AB (Sweden)                                                                  800,000        6,785      .10
Wiggins Group PLC (United Kingdom) (3)                                               30,868,000        5,864
Wiggins Group PLC, subscription rights (3)                                            2,057,866           17      .08
Asticus AB (Sweden) (3)                                                                 400,000        3,979      .06

Data Processing & Reproduction - 2.45%
HNC Software Inc. (USA) (1), (3)                                                      1,595,000       64,797      .91
Macromedia, Inc. (USA) (3)                                                            1,700,000       27,625      .39
Platinum Software Corp. (USA) (1), (3)                                                1,625,000       16,656      .23
Datacraft Asia Ltd. (Singapore)                                                       4,489,000       12,120      .17
PictureTel Corp. (USA) (3)                                                            1,500,000        9,656      .14
Scient Corp., convertible preferred, Series B (USA) (2), (3), (4)                     1,417,323        9,000      .13
Primax Electronics Ltd. (Taiwan)                                                      4,345,428        7,814      .11
Remedy Corp. (USA) (3)                                                                  860,000        7,740      .11
Edify Corp. (USA) (1), (3)                                                            1,055,000        7,121      .10
Gretag Imaging Group (Switzerland) (3)                                                   85,000        6,405      .09
Indus Group, Inc. (USA) (3)                                                             860,000        4,193      .06
Acer Computer International Ltd. (Singapore)                                          2,300,000          587      .01

Electronic Instruments - 2.36%
Plantronics, Inc. (USA) (3)                                                             575,000       27,708      .39
L-3 Communications Corp. (USA) (3)                                                      550,000       21,828      .31
LoJack Corp. (USA) (1), (3)                                                           1,347,000       14,480      .20
Disco Corp. (Japan)                                                                     709,000       13,761      .19
Trimble Navigation Ltd. (USA) (1), (3)                                                1,250,000       12,578      .18
Etec Systems, Inc. (USA) (3)                                                            460,000       11,989      .17
ThermoQuest Corp. (USA) (3)                                                           1,010,000        9,848      .14
Milltronics Ltd.-Milltronics Ltee (Canada) (1), (3)                                     900,000        8,791      .12
ANTEC Corp. (USA) (3)                                                                   570,000        8,764      .12
ITI Technologies, Inc. (USA) (3)                                                        342,600        8,222      .12
Mercury Computer Systems, Inc. (USA) (3)                                                490,000        7,656      .11
Horiba, Ltd. (Japan)                                                                    803,000        7,470      .11
Harmonic Lightwaves, Inc. (USA) (3)                                                     300,000        3,675      .05
Lumonics Inc. (Canada) (3)                                                              710,000        3,630      .05
ASM Pacific Technology Ltd. (Hong Kong)                                              13,969,000        3,533      .05
Micronic Laser Systems AB (Sweden) (2), (3), (4)                                        400,000        1,938      .03
Vivid Technologies, Inc. (USA) (3)                                                      200,000        1,419      .02
Voice Control Systems, Inc. (USA) (3)                                                   175,000          295      .00

Food & Household Products - 1.96%
Metro-Richelieu Inc., Class A (Canada)                                                2,307,900       27,534      .39
Fyffes PLC, 8.25% convertible preferred (Ireland)                                     4,650,000       10,075
Fyffes PLC                                                                            4,600,000        7,904      .26
Geest PLC (United Kingdom)                                                            2,250,000       16,333      .23
Nutreco Holding NV (Netherlands)                                                        427,658       15,821      .22
Royal Canin SA (France) (3)                                                             272,000       13,687      .19
Grupo Industrial Maseca, SA de CV, Class B (ADR)  (Mexico)                            1,272,500       13,043      .19
LDC SA (France)                                                                          47,000        9,226      .13
Celestial Seasonings, Inc. (USA) (1), (3)                                               520,000        7,865      .11
Devro PLC (United Kingdom)                                                            1,500,000        6,240      .09
Ben & Jerry's Homemade, Inc., Class A (USA) (3)                                         300,000        4,462      .06
Karlshamns AB (Sweden)                                                                  616,000        4,360      .06
Tingyi (Cayman Islands) Holding Corp., 1.625% convertible debentures 2002            $6,000,000        2,340      .03
(China-Incorporated in the Cayman Islands)

Insurance - 1.82%
Independent Insurance Group PLC (United Kingdom)                                      8,150,000       37,503      .53
Mutual Risk Management Ltd. (USA-Incorporated in Bermuda)                               800,000       28,300      .40
HCC Insurance Holdings, Inc. (USA)                                                    1,290,000       24,994      .35
Harleysville Group Inc. (USA)                                                           552,900       11,403      .16
LandAmerica Financial Group, Inc. (USA)                                                 200,000       10,250      .14
Selective Insurance Group, Inc. (USA)                                                   390,000        7,459      .10
Unipol Priv (Italy)                                                                   2,220,000        5,510      .08
Lindsey Morden Group Inc. (Canada)                                                      230,000        3,015      .04
HIH Winterthur International Holdings Ltd. (Australia)                                  882,048        1,072      .02

Machinery & Engineering - 1.62%
KCI Konecranes International Corp. (Finland) (1)                                        911,700       35,887      .51
Svedala Industri AB (Sweden)                                                          1,418,000       21,700      .30
Thermo Fibertek Inc. (USA) (3)                                                        1,452,000       11,072
Thermo Fibertek Inc., 4.50% convertible debentures 2004 (2)                          $4,000,000        3,520      .20
SIG Swiss Industrial Co. Holding Ltd. (Switzerland)                                      22,280       12,267      .17
Crompton & Knowles Corp. (USA)                                                          671,200        9,774      .14
Hussmann International, Inc. (USA)                                                      600,000        8,513      .12
Miura Co., Ltd. (Japan)                                                                 500,000        6,043      .09
Powerscreen International PLC (United Kingdom)                                        3,550,000        5,425      .08
UMW Holdings Bhd. (Malaysia) (4)                                                      2,505,500          877      .01

Transportation: Shipping - 1.56%
ICB Shipping AB, Class B (Sweden)                                                     1,969,000       16,322      .23
MIF Ltd. (Greece) (1), (3)                                                              682,902       13,853      .20
Stolt-Nielsen SA, Class B (ADR) (Multinational)                                       1,040,000       12,220      .17
Nordic American Tanker Shipping Ltd. (Bermuda) (1)                                      733,500        9,352      .13
Ugland International Holdings PLC (United Kingdom) (1)                                7,342,000        9,038      .13
Great Eastern Shipping Co. Ltd. (India) (1)                                          14,402,500        7,766
Great Eastern Shipping Co. Ltd. (GDR) (1)                                               325,500          773      .12
Odfjell ASA, Class B (Norway)                                                           445,000        4,694
Odfjell ASA, Class A                                                                    214,320        2,203      .10
N & T Argonaut AB, Class B (Sweden) (3)                                               7,703,790        5,993      .08
Bona Shipholding Ltd. (Norway) (3)                                                      913,332        4,817      .07
Benor Tankers Ltd. (Norway) (1)                                                       1,240,000        4,192      .06
Frontline Ltd. (formerly London & Overseas Freighters Ltd.) (Bermuda) (3)             4,833,000        4,103      .06
Shipping Corp. of India Ltd. (India)                                                  5,391,600        3,632      .05
Knightsbridge Tankers Ltd. (Bermuda)                                                    150,000        3,225      .04
Orient Overseas (International) Ltd. (Hong Kong -  Incorporated in Bermuda)           8,800,000        3,067      .04
Wah Kwong Shipping Holdings Ltd. (Hong Kong)                                          5,713,000        2,138      .03
Mosvold Shipping Ltd. (Norway) (3)                                                    2,580,000        1,291      .02
IMC Holdings Ltd. (Hong Kong)                                                        11,000,000        1,278      .02
Waterfront Shipping ASA (Norway) (3)                                                  3,411,000          461      .01
WABO ASA (Norway) (3)                                                                 3,411,000          115      .00

Industrial Components - 1.56%
Superior TeleCom Inc. (USA)                                                             750,000       36,281      .51
Senior Engineering Group PLC (United Kingdom)                                        10,100,000       20,580      .29
Tower Automotive, Inc. (USA) (3)                                                        805,400       15,907      .23
Material Sciences Corp. (USA) (1), (3)                                                1,000,000        8,750      .12
Hayes Lemmerz International, Inc. (USA) (3)                                             300,000        8,212      .12
Koito Manufacturing Co., Ltd. (Japan)                                                 1,670,000        6,727      .10
BREED Technologies, Inc. (USA)                                                          500,000        3,063
BTI Capital Trust, 6.50% convertible preferred (USA) (2)                                125,000        2,438      .07
Applied Industrial Technologies, Inc. (USA)                                             300,000        4,894      .07
Roper Industries, Inc. (USA)                                                            150,000        2,606      .04
Innovative International (Holdings) Ltd. (Hong Kong)                                  7,075,104        1,004
Innovative International (Holdings) Ltd., warrants, expire 8/31/1999 (3)                      1            0      .01

Financial Services - 1.52%
OM Gruppen AB (Sweden) (1)                                                            4,329,300       74,535     1.05
CB Richard Ellis Services Inc. (formerly CB Commercial Real Estate Services           1,042,800       20,921      .30
Group, Inc.) (USA) (1), (3)
American Capital Strategies, Ltd. (USA)                                                 325,000        5,261      .07
Medallion Financial Corp. (USA)                                                         275,000        4,331      .06
Insignia Financial Group, Inc., Class A (USA) (3)                                       300,000        2,963      .04

Recreation & Other Consumer Products  - 1.49%
VTech Holdings Ltd. (Hong Kong)                                                       5,925,000       23,628      .33
Infogrames Entertainment (France) (3)                                                   343,000       18,423
Infogrames Entertainment, 2.00% convertible debentures 2002                              $9,272        2,479      .30
Infogrames Entertainment, warrants, expire 2001  (3)                                     25,500          182
Midway Games Inc. (USA) (3)                                                           1,593,400       18,623      .26
ACTIVISION, Inc. (USA) (1), (3)                                                         645,000        7,256
ACTIVISION, Inc. (1), (2), (3)                                                          570,000        6,413      .19
Galoob Toys, Inc. (USA) (3)                                                             900,000       10,237      .14
Movado Group, Inc. (USA)                                                                440,000        9,240      .13
Acclaim Entertainment, Inc. (USA) (3)                                                   750,000        4,781      .07
Safety 1st, Inc. (USA) (1), (3)                                                         460,000        2,473      .04
Crystal Dynamics, Inc., convertible preferred, Series D (USA) (2), (3), (4)             533,334        2,000      .03

Telecommunications - 1.29%
SkyTel Communications Inc. (formerly Mobile Telecommunications Technologies           3,725,000       67,516      .95
Corp.) (USA) (1), (3)
Cellular Communications International, Inc., 6.00% convertible debentures            $7,500,000       11,475      .16
 2005 (USA) (2)
Global TeleSystems Group, Inc. (USA) (3)                                                175,000        5,906      .08
CESKE RADIOKOMUNIKACE AS (GDR) (Czech Republic) (3)                                     113,300        2,934      .04
Nera ASA (Norway)                                                                     2,020,900        2,514      .04
TelDaFax AG (Germany) (3)                                                                30,000        1,204      .02

Beverages & Tobacco - 1.28%
Beringer Wine Estates Holdings, Inc., Class B (USA) (3)                                 708,000       27,125      .38
Brau und Brunnen AG (Germany) (3)                                                       146,000       15,737      .22
Corporate Investments Ltd. (New Zealand) (1)                                         27,900,000       12,132      .17
Oy Hartwall AB, Class A (Finland)                                                     1,105,950       11,966      .17
Robert Mondavi Corp., Class A (USA) (3)                                                 500,000       11,156      .16
Quilmes Industrial SA, preferred shares (ADR) (Argentina)                               700,000        5,731      .08
AL-Ahram Beverages Co. (GDR) (Egypt)                                                    120,000        3,780      .05
Guinness Anchor Bhd. (Malaysia) (4)                                                   4,271,000        2,171      .03
San Miguel Brewery Hong Kong Ltd. (Hong Kong)                                        10,410,000        1,008      .02

Miscellaneous Materials & Commodities - 0.96%
Intertape Polymer Group Inc. (Canada) (1)                                             1,500,000       27,187      .38
Buckeye Technologies Inc. (USA) (3)                                                     900,000       16,256      .23
Hog Hoganas AB, Class B (Sweden)                                                        497,500        7,550      .11
Arisawa Manufacturing Co. (Japan)                                                       680,000        6,475      .09
Carbide/Graphite Group, Inc. (USA) (1), (3)                                             511,800        5,694      .08
Ashton Mining Ltd. (Australia - Incorporated in Bermuda)                              7,600,000        3,244      .05
PT PP London Sumatra Indonesia (Indonesia)                                            6,486,400          673      .01
New Indigo Resources Inc. (Canada) (3)                                                  600,000          590      .01
Sinocan Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                          36,608,000          369      .00
Vilmorin & Cie SA (France)                                                                3,186          321      .00

Textiles & Apparel - 0.70%
Wolford Group (Austria) (1)                                                             324,000       19,383      .27
Esprit Asia Holdings Ltd. (Hong Kong)                                                39,314,000       11,923      .17
Hartmarx Corp. (USA) (1), (3)                                                         1,787,900       11,733      .17
Culp, Inc. (USA)                                                                        635,000        5,040      .07
PT Indo-Rama Synthetics (Indonesia)                                                   8,952,700          845      .01
Saha-Union Corp. Ltd. (Thailand)                                                      1,991,000          618      .01

Construction & Housing - 0.64%
Societe Generale d'Entreprises (France)                                                 815,000       30,468      .43
Palm Harbor Homes, Inc. (USA) (3)                                                       604,101       15,027      .21

Wholesale & International Trade - 0.64%
Brightpoint, Inc. (USA) (1), (3)                                                      2,732,500       21,006      .30
United Natural Foods, Inc. (USA) (3)                                                    425,000       10,837      .15
Daewoo Corp., 0.50% convertible debentures 2007 (South Korea)                       $5,000,000         3,650
Daewoo Corp.                                                                          1,400,000        2,450      .09
Lazare Kaplan International Inc. (USA) (1), (3)                                         550,000        4,263      .06
Kamei Corp. (Japan)                                                                     637,000        3,140      .04

Electrical & Electronics - 0.63%
Elsag Bailey Process Automation NV (Netherlands) (3)                                    613,300       12,918      .18
Johnson Electric Holdings Ltd. (Hong Kong - Incorporated in Bermuda)                  5,088,000        9,653      .14
Tandberg Television AS (Norway) (3)                                                   1,061,500        7,321      .10
ERG Ltd. (Australia)                                                                  8,014,840        5,939      .09
Gilat Satellite Networks Ltd. (Israel) (3)                                              100,000        4,500      .06
Astec (BSR) PLC (United Kingdom)                                                      1,900,000        1,548      .02
Muhlbauer Holding AG & Co. KGaA (Germany) (3)                                            15,000        1,214      .02
Advanced Systems Automation Ltd. (Singapore)                                          2,250,000          894      .01
Powerwave Technologies, Inc. (USA) (3)                                                   70,000          595      .01

Building Materials & Components - 0.56%
Puerto Rican Cement Co., Inc. (USA) (1)                                                 371,000       16,417      .23
Futuris Corp. Ltd. (Australia)                                                       10,553,316        8,821      .13
Radex-Heraklith Industriebeteiligungs AG (Austria)                                      225,000        7,352      .10
Apasco, SA de CV (Mexico)                                                             1,322,620        3,822      .05
Cia. Cimento Portland Itau, preferred shares (Brazil)                                23,200,000        3,228      .05

Utilities: Electric & Gas - 0.52%
Australian Gas Light Co. (Australia)                                                  3,895,920       26,836      .38
Centrais Eletricas de Santa Catarina SA - CELESC (Brazil)                            13,500,000        6,150      .09
Cia. de Eletricidade do Estado da Bahia - COELBA (Brazil)                            92,000,000        2,794      .04
Espirito Santo Centrais Eletricas SA - ESCELSA, ordinary nominative (Brazil)             17,460          884      .01

Metals: Nonferrous - 0.47%
Kaiser Aluminum Corp. (USA) (3)                                                       1,850,000       11,331      .16
Century Aluminium Co. (USA)                                                             735,000        7,901      .11
Gencor Ltd. (South Africa)                                                            4,000,000        7,192      .10
Capral Aluminium Ltd. (Australia)                                                     3,091,177        3,736      .05
QNI Ltd. (Australia)                                                                  5,840,000        3,220      .05

Appliances & Household Durables - 0.41%
Pittway Corp., Class A (USA)                                                            916,000       21,870      .31
Otsuka Kagu Ltd. (Japan) (3)                                                            143,300        7,137      .10

Energy Equipment - 0.35%
Shaw Industries Ltd., Class A (Canada)                                                1,493,700       11,309      .16
Petroleum Geo-Services ASA (ADR) (Norway) (3)                                           523,800        8,315      .12
Smedvig ASA, Class A (Norway)                                                           538,800        4,955      .07

Multi-Industry - 0.33%
Corporacion Financiera Alba, SA (Spain)                                                 178,449       21,530      .30
Aboitiz Equity Ventures (Philippines) (3)                                            86,063,940        2,018      .03

Equity Common Trusts - 0.30%
Atle AB, Class A (Sweden)                                                             1,590,000       20,987      .30

Aerospace & Military Technology - 0.29%
Alvis PLC (United Kingdom) (1)                                                        4,831,250       17,883      .25
Orbital Sciences Corp., 5.00% convertible debentures 2002 (USA) (2)                  $2,500,000        2,969      .04

Transportation: Rail & Road - 0.20%
Werner Enterprises, Inc. (USA)                                                          500,000        7,875      .11
Tranz Rail Holdings Ltd. (ADR) (New Zealand)                                          1,051,200        4,205      .06
M.S. Carriers, Inc. (USA) (3)                                                           105,700        2,101      .03

Forest Products & Paper - 0.18%
Caraustar Industries, Inc. (USA)                                                        465,400       10,588      .15
PT Indah Kiat Pulp & Paper Corp. Tbk (Indonesia)                                      8,707,000        1,253      .02
Deltic Timber Corp. (USA)                                                                42,100          758      .01

Gold Mines - 0.08%
Ashanti Goldfields Co. Ltd. (Ghana)                                                     400,000        3,470      .05
Avocet Mining PLC (United Kingdom) (1), (2), (3)                                      2,750,000          864
Avocet Mining PLC (1), (3)                                                            1,100,000          345      .02
Philippine Gold PLC (United Kingdom) (1), (3)                                         4,953,700        1,009      .01
Banro Resource Corp. (Canada) (3)                                                       370,000          158
Banro Resource Corp., warrants, expire 1999 (3), (4)                                    295,000          101      .00

Metals: Steel - 0.05%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                             335,547        2,433      .03
Ispat Industries Ltd., 3.00% convertible debentures 2001 (India)                     $4,000,000        1,480      .02

Automobiles - 0.05%
Mahindra & Mahindra Ltd. (India)                                                        550,000        2,367
Mahindra & Mahindra Ltd. (GDR)                                                          250,000        1,025      .05

Transportation: Airlines - 0.00%
Philippine Airlines Inc. (Philippines) (3), (4)                                      64,494,643            0      .00
PR Holdings, Inc., subscription rights (Philippines) (2), (3), (4)                    1,730,000            0      .00

Miscellaneous - 4.81%
Other equity securities in initial period of acquisition                                             342,052     4.81

TOTAL EQUITY SECURITIES (cost: $6,724,827,000)                                                        -----    -----
                                                                                                   6,166,636    86.83
                                                                                                      -----    -----

                                                                                     Principal      Market   Percent
                                                                                        Amount        Value   of Net
SHORT-TERM SECURITIES                                                                    (000)        (000)   Assets

Corporate Short-Term Notes - 9.50%
Dresdner U.S. Finance Inc. 5.50% due 10/5-10/7/98                                                    $79,923     1.13
Canada Bills 5.32%-5.47% due 10/19-12/2/98                                               79,500       78,884     1.11
Commonwealth Bank of Australia 5.42%-5.515% due 10/6-12/14/98                            73,000       72,842     1.03
Reed Elsevier Inc. 5.31%-5.49% due 10/9-12/15/98 (2)                                     70,000       69,561      .98
Daimler-Benz North America Corp. 5.33%-5.51% due 10/15-12/21/98                          65,800       65,405      .92
Svenska Handelsbanken Group 5.33%-5.50% due 11/4-12/14/98                                61,700       61,251      .86
Rio Tinto America Inc. 5.40%-5.52% due 10/23-12/7/98 (2)                                 60,350       59,984      .85
National Australia Funding (Delaware) Inc. 5.48%-5.50% due 10/22-10/26/98                55,500       55,298      .78
International Lease Finance Corp. 5.39%-5.50% due 10/6-11/20/98                          46,632       46,392      .65
Ford Motor Credit Co. 5.50%-5.52% due 10/5-10/19/98                                      31,600       31,558      .44
Panasonic Finance Inc. 5.47% due 11/9/98 (2)                                             27,430       27,263      .38
BP America Inc. 5.32%-5.49% due 10/8-12/14/98                                            26,375       26,274      .37

Federal Agency Discount Notes - 3.80%
Freddie Mac 4.95%-5.45% due 10/1/98-2/24/99                                             161,581      159,568     2.25
Fannie Mae 5.40%-5.43% due 10/5-10/30/98                                                 61,400       61,255      .86
Federal Home Loan Banks 5.08% due 2/12/99                                                50,000       49,062      .69


Non-U.S. Currency - 0.05%
New Taiwanese Dollar                                                                NT$118,204         3,456      .05

                                                                                                      -----    -----
TOTAL SHORT-TERM SECURITIES (cost: $948,686,000)                                                     947,976    13.35
                                                                                                      -----    -----
TOTAL INVESTMENT SECURITIES (cost: $7,673,513,000)                                                 7,114,612   100.18

Excess of payables over cash and receivables                                                          13,052      .18
                                                                                                      -----    -----

NET ASSETS                                                                                        $7,101,560   100.00
                                                                                                      =====    =====



1  Represents an affiliated company as defined under the
 Investment Company Act of 1940.
2  Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
3  Non-income-producing securities.
4  Valued under procedures established by the Board of Directors.


ADR = American Depositary Receipts
GDR = Global Depositary Receipts

The descriptions of the companies shown in the portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Independent Auditors' Report.


See Notes to Financial Statements

EQUITY-TYPE SECURITIES APPEARING IN THE
PORTFOLIO SINCE  MARCH 31, 1998

Aaron Rents
Acer Computer International
Advanced Systems Automation
Alarmguard Holdings
American Capital Strategies
Asticus
Banro Resource
Bellsystem24
Brau und Brunnen
Bright Horizons Family Solutions
Buckeye Technologies
Cambridge Technology Partners (Massachusetts)
Casella Waste Systems
CCA Prison Realty Trust
CDnow
Centrais Eletricas de Santa Catarina - CELESC
CESKE RADIOKOMUNIKACE
CHUM
CinemaxX
Computer Motion
EM.TV & Merchandising
Espirito Santo Centrais Eletricas - ESCELSA
Fujitsu Support and Service
Indah Kiat Pulp & Paper
Gretag Imaging Group
Insignia/ESG Holdings
Intentia International
International Broadcasting
Ionics
Kinowelt Medien
Kinpo Electronics
Komori
Kroll-O'Gara
L-3 Communications
LandAmerica Financial Group
Laurentian Bank of Canada
L.D.C.
Learning Tree International
Lindsey Morden Group
Megachips
Muhlbauer Holding
Nature's Sunshine Products
Ocular Sciences
Otsuka Kagu
P4 Radio Hele Norge
Paladin Resources
ProBusiness Services
Regis
Remedy
Roper Industries
Royal Canin
Ruby Tuesday
SAIA-Burgess Electronics
Scient
SFX Entertainment
Shipping Corp. of India
Sibir Energy
Sponda
SportsLine USA
Taylor Nelson Sofres
T. Eaton
TelDaFax
Trigon Healthcare
Unicap Electronics Industrial
United Natural Foods
USWeb
Venture Manufacturing (Singapore)
Vilmorin
VTech Holdings
WABO
Warrantech

EQUITY-TYPE SECURITIES ELIMINATED FROM
THE PORTFOLIO SINCE MARCH 31, 1998

Abacan Resource
Ackerley Group
Acuson
Advanced Health
Aldeasa
Alliance Semiconductor
Allied Waste Industries
Alpha-Beta Technology
Alternative Resources
America West Holdings
American Radio Systems
ANADIGICS
Banta
Bell & Howell
BET Holdings
Black Sea Energy
Blue Range Resource
Borg-Warner Security
Camco International
Capex
Carolina First
Cash Converters International
Celeritek
Cerner
Championship Auto Racing Teams
Chauvco Resources
China-Hongkong Photo Products Holdings
CIDCO
COLT Telecom Group
Cultus Petroleum
Dah Sing Financial Holdings
DEKALB Genetics
Dialog
D'Ieteren
Digital Microwave
Dorling Kindersley Holdings
Dr Solomon's Group
Eagle USA Airfreight
Eidos
Energen
Epicore Networks
ERAMET
Federal-Mogul
First Midwest Bancorp
First Pacific Networks
Flughafen Wien
Fresh Del Monte Produce
Gargoyles
Gedeon Richter
Gemstar International Group
Globalstar Telecommunications
Golden Harvest Entertainment Holdings
Guinness Peat Group
HealthPlan Services
Hibbett Sporting Goods
ImmuLogic Pharmaceutical
Immune Response
Industriforvaltnings AB Kinnevik
InSite Vision
IntelliQuest Information Group
International Bank of Asia
International Precious Metals
Kolbenschmidt
Komag
Kos Pharmaceuticals
Larscom
Liberty
Life Medical Sciences
Lite-On Technology
Louis Dreyfus Natural Gas
Mastering
Mentor Graphics
MicroAge
Millennium Pharmaceuticals
Modern Photo Film
MoneyGram Payment Systems
More Group
Mulia Industrindo
Munters
Mycogen
Nasionale Pers Beperk
National Surgery Centers
Navan Resources
Neurocrine Biosciences
Newalta
NPS Pharmaceuticals
NuCo2
Paramount Resources
Pentex Energy
Pepsi-Gemex
Perkin-Elmer
Pete's Brewing
Physio-Control International
Pilipino Telephone
Pinkerton's
Precision Response
Prokom Software
Providence Resources
Rambus
Read-Rite
S3
Sadia Concordia
Schibsted
SIBIA Neurosciences
Silicon Gaming
Simon Transportation Services
SITEL
Smithfield Foods
SoftQuad International
St. John Knits
Standard Products
Sterling Financial
Swift Transportation
Talbots
Tandy Brands Accessories
TCI Music
TeleTech Holdings
Thermo Power
Thomas Group
Ticketmaster Group
Tidnings AB Marieberg
Tokyo Seimitsu
Triple P
ValueVision International
Washington Federal Savings and Loan
WMS Industries
Young Broadcasting
Yue Yuen Industrial Holdings

SMALLCAP World Fund
FINANCIAL STATEMENTS
----------------------------------------               -----------------------
Statement of Assets and Liabilities
at September 30, 1998                                  (dollars inthousands)
----------------------------------------               -----------------------
Assets:
Investment securities at market:
Unaffiliated issuers (cost: $ 6,116,139)               $5,651,249
Affiliated issuers (cost: $ 1,557,374)                  1,463,363
                                                                  $7,114,612
Cash                                                                   5,377
Receivables for -
 Sales of investments                                      27,804
 Sales of fund's shares                                     5,394
 Dividends and interest                                     9,986     43,184
                                                       -----------------------
                                                                   7,163,173
Liabilities:
Payables for -
 Purchases of investments                                  42,790
 Repurchases of fund's shares                              12,884
 Forward currency contract                                    100
 Management services                                        3,987
 Other expenses                                             1,852     61,613
                                                       -----------------------
Net Assets at September 30, 1998 -
 Equivalent to $22.14 per share on
 320,741,224 shares of $0.01 par value
 capital stock outstanding (authorized
 capital stock - 400,000,000 shares)                              $7,101,560
                                                                  ============


Statement of Operations
for the year ended September 30, 1998                  (dollars inthousands)
----------------------------------------               -----------------------
Investment Income:
Income:
 Dividends (includes $ 13,438 from affiliates)          $  70,684
 Interest                                                  45,865 $  116,549
                                                       ------------
Expenses:
 Management services fee                                   59,135
 Distribution expenses                                     20,206
 Transfer agent fee                                         8,036
 Reports to shareholders                                      509
 Registration statement and
  prospectus                                                  840
 Postage, stationery and supplies                           1,701
 Directors' fees                                              144
 Auditing and legal fees                                       81
 Custodian fee                                              1,608
 Taxes other than federal income tax                          222
 Other expenses                                               258     92,740
                                                       -----------------------
 Net investment income                                                23,809
                                                                  ------------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain (including $ 3,422 net gain from affiliates)       493,492
Change from unrealized appreciation to
 unrealized depreciation on investments:
 Beginning of year                                      1,865,216
 End of year                                             (558,923)
  Net unrealized depreciation on investments           -----------(2,424,139)
                                                                  ------------

 Net realized gain and unrealized depreciation
  on investments                                                  (1,930,647)
                                                                  ------------
Net Decrease in Net Assets Resulting
 from Operations                                                  $ (1,906,838)
                                                                  ============

Statement of Changes in Net
 Assets                                                (dollars inthousands)
----------------------------------------               ------------------------
                                                       Year ended September 30

                                                              1998       1997
                                                       -----------------------
Operations:
Net investment income                                  $   23,809 $     30,264
Net realized gain on investments                          493,492    756,663
Net unrealized (depreciation) appreciation
 on investments                                        (2,424,139) 1,029,222
                                                       -----------------------
 Net (decrease) increase in net assets
  resulting from operations                            (1,906,838) 1,816,149
                                                       -----------------------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net
 investment income                                        (15,213)   (32,129)
Distributions from net realized
 gain on investments                                     (760,633)  (591,521)
                                                       -----------------------
 Total dividends and
  distributions                                          (775,846)  (623,650)
                                                       -----------------------
Capital Share Transactions:
Proceeds from shares sold:
 54,562,618 and 76,906,660
 shares, respectively                                   1,498,043  2,051,195
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and
 distributions of net realized
 gain on investments:
 29,239,348 and 23,876,950
 shares, respectively                                     743,523    597,206
Cost of shares repurchased:
 64,322,473 and 44,913,003
 shares, respectively                                  (1,713,474)(1,191,845)
                                                       -----------------------
 Net increase in net assets
  resulting from capital share
  transactions                                            528,092  1,456,556
                                                       -----------------------
Total (Decrease) Increase  in Net Assets               (2,154,592) 2,649,055

Net Assets:
Beginning of year                                       9,256,152  6,607,097
                                                       -----------------------
End of year (including undistributed
net investment income: $21,487 and
$14,749, respectively)                                 $7,101,560 $9,256,152
                                                       =======================



See Notes to Financial Statements

                        SMALLCAP WORLD FUND
                   NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

     SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. FEDERAL INCOME TAXATION - It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1998, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $558,901,000, of which $1,107,145,000 related to appreciated securities and $1,666,046,000 related to depreciated securities. During the year ended September 30, 1998, the fund realized, on a tax basis, a net capital gain of $494,278,000 on securities transactions. Net losses related to non-U.S. currency transactions of $844,000 were treated as an adjustment to ordinary income for federal income tax purposes. In addition, the fund has deferred, for tax purposes, to fiscal year ending September 30, 1999, the recognition of losses related to non-U.S. currency transactions totaling $1,114,000 which were realized during the period November 1, 1997 through September 30, 1998. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $7,673,513,000 at September 30, 1998.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $59,135,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.80% of the first $1 billion of average net assets; 0.70% of such assets in excess of $1 billion but not exceeding $2 billion; 0.67% of such assets in excess of $2 billion but not exceeding $3 billion; 0.65% of such assets in excess of $3 billion but not exceeding $5 billion; 0.635% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.625% of such assets in excess of $8.0 billion. The Board of Directors has approved an amended Investment Advisory and Service Agreement, effective December 1, 1998, which provides for reduced fees at the following annual rates: 0.625% of average net assets in excess of $8.0 billion but not exceeding $13.0 billion; and 0.615% of such assets in excess of $13.0 billion.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1998, distribution expenses under the Plan were $20,206,000. As of September 30, 1998, accrued and unpaid distribution expenses were $1,340,000.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $8,036,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $4,795,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1998, aggregate amounts deferred and earnings thereon were $164,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
     The fund made purchases and sales of investment securities, excluding short-term securities, of $3,530,362,000 and $3,738,425,000, respectively, during the year ended September 30, 1998.

     As of September 30, 1998, accumulated undistributed net realized gain on investments was $456,466,000 and additional paid-in capital was $7,179,323,000. The fund reclassified $1,858,000 of currency losses from undistributed net realized gains to undistributed net investment income for the year ended September 30, 1998.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $1,608,000 includes $115,000 that was paid by these credits rather than in cash.

     Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended September 30, 1998, such non-U.S. taxes were $5,820,000. Net realized currency losses on dividends, interest, and withholding taxes reclaimable, on a book basis, were $592,000 for the year ended September 30, 1998.

  At September 30, 1998, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


Non-U.S. Currency Sale Contracts      Contract       Amount U.S. Valuation  at 9/30/98
                                         ------      ------         ------
                                                                            Unrealized
                                       Non-U.S.        U.S.         Amount Depreciation
                                         ------      ------         ------      ------
Brazilian Real
expiring 10/6/98                    R$ 3,701,000$ 3,000,000    $ 3,100,000  $  100,000

5. TRANSACTIONS WITH AFFILIATES - Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended September 30, 1998 is as follows:

                                                                                    Market
                                 Beginning                        Ending Dividend    Value
Company                             Shares Purchases     Sales    Shares  Income at 9/30/98
                                                                           (000)     (000)

AAPC                            38,680,311          038,680,311         0       0         0
Abacan Resource                  5,709,400          0 5,709,400         0       0         0
ABR Information Services         1,550,000    315,000         0 1,865,000       0   $25,527
ACTIVISION                         900,000    315,000         0 1,215,000       0    13,669
Advanced Health                    295,100    334,900   630,000         0       0         0
Alarmguard Holdings                360,000          0         0   360,000       0     2,610
Alliance Atlantis Communications 1,060,700      8,975         0 1,069,675       0    21,800
Alliance Semiconductor           2,510,000     75,000 2,585,000         0       0         0
Alvis                            2,850,000  1,981,250         0 4,831,250    $380    17,883
American Healthcorp                522,000          0         0   522,000       0     4,209
Aminex                           3,250,000          0         0 3,250,000       0     1,656
AmSurg (1)                               0    559,972         0   559,972       0         0
Anesta                             550,000          0         0   550,000       0    10,244
AnnTaylor (1)                      955,900    580,000 1,107,500   428,400       0         0
Antena 3 de Television               1,500          0         0     1,500       0    39,207
Anzoil (1)                      40,600,000          037,870,000 2,730,000       0         0
APCOA Parking                      120,800          0         0   120,800     197     9,404
Ascent Entertainment Group       1,930,000          0         0 1,930,000       0    15,440
AVANT Immunotherapeutics (1)     1,300,000    200,000         0 1,500,000       0         0
Avocet Mining                    2,100,000  1,750,000         0 3,850,000       0     1,209
Benor Tankers                    1,240,000          0         0 1,240,000     124     4,192
Borg-Warner Security             1,000,000    200,000 1,200,000         0       0         0
Brightpoint                      1,566,250  1,366,250   200,000 2,732,500       0    21,006
Cabre Exploration                  993,400     40,000         0 1,033,400       0     7,621
Cadiz Land                       1,915,000    207,000         0 2,122,000       0    17,772
Cambrex                            550,000    850,000         0 1,400,000     147    32,988
Capral Aluminium (1)            12,237,825    124,669 9,271,317 3,091,177     632         0
Carbide/Graphite Group             511,800          0         0   511,800       0     5,694
Cardiovascular Diagnostics (1)     412,500          0    80,300   332,200       0         0
Cash Converters International    9,417,563          0 9,417,563         0     182         0
Castellum                        2,375,000    140,000         0 2,515,000     706    24,857
CB Richard Ellis Services          500,000    542,800         0 1,042,800       0    20,921
Celestial Seasonings               260,000    260,000         0   520,000       0     7,865
Chauvco Resources                2,061,300  3,061,300 5,122,600         0       0         0
Cheesecake Factory                 450,000    845,500         0 1,295,500       0    20,080
Chrysalis Group                  1,824,000          0         0 1,824,000      88    17,499
CIDCO                              913,000          0   913,000         0       0         0
CIMA LABS                          565,500     51,700         0   617,200       0     1,774
Computer Motion                    346,000     88,900         0   434,900       0     3,833
Consolidated Products            1,000,000    250,000         0 1,250,000       0    21,953
COR Therapeutics (1)             1,150,000    200,000   402,700   947,300       0         0
Corporate Investments           25,500,000  2,400,000         027,900,000     230    12,132
Corporate Services Group        10,060,398  3,031,700         013,092,098   1,296    40,571
Cost Plus                                0    500,000         0   500,000       0    13,313
Cyberonics (1)                     864,800          0   385,800   479,000       0         0
Cymer                                    0  1,500,000         0 1,500,000       0    13,688
Cytyc                              933,700          0         0   933,700       0     9,454
Data Broadcasting                2,000,000    130,000         0 2,130,000       0     9,984
Digene                             500,000    300,000         0   800,000       0     5,800
Edify                            1,055,000          0         0 1,055,000       0     7,121
ELAN Energy                      3,212,000          0 3,212,000         0       0         0
Epicore Networks                 1,405,000    220,000 1,625,000         0       0         0
Filofax Group                    1,956,000          0         0 1,956,000     142     6,817
Flextronics International (1)      825,000     33,200   500,000   358,200       0         0
Four Media                         620,000     15,000    25,000   610,000       0     2,288
Franklin Covey                   1,350,000          0         0 1,350,000       0    26,409
Frontline (1)                    4,833,000          0         0 4,833,000       0         0
GelTex Pharmaceuticals (1)               0    750,000    65,000   685,000       0         0
Great Eastern Shipping           4,448,000 10,280,000         014,728,000   1,414     8,539
Gymboree                         1,535,600          0   100,000 1,435,600       0    10,767
Hardy Oil & Gas                  6,037,900  3,020,114         0 9,058,014     108    25,070
Hartmarx                         1,287,400    500,500         0 1,787,900       0    11,733
Healthcare Recoveries (1)                0    650,000   400,000   250,000       0         0
HIT Entertainment                  700,000    140,000         0   840,000      14     6,918
HNC Software                     1,145,000    450,000         0 1,595,000       0    64,797
i-STAT (1)                         852,000          0   263,800   588,200       0         0
Imax                             1,558,000          0         0 1,558,000       0    31,160
International Precious Metals    1,155,000          0 1,155,000         0       0         0
Intertape Polymer Group          1,500,000          0         0 1,500,000     117    27,187
Jo-Ann Stores                    1,050,000          0         0 1,050,000       0    21,656
KCI Konecranes International       975,000          0    63,300   911,700     524    35,887
KeraVision                         795,000          0         0   795,000       0     3,379
Knightsbridge Tankers (1)        1,105,000          0   955,000   150,000   1,167         0
Landec                             690,000          0         0   690,000       0     2,717
Lazare Kaplan International        500,000     50,000         0   550,000       0     4,263
Lions Gate Entertainment         2,075,000    691,667         0 2,766,667       0     3,355
Liquidation World                  186,000    264,000         0   450,000       0     3,982
LoJack                           1,347,000          0         0 1,347,000       0    14,480
Marks Bros. Jewelers               510,000          0         0   510,000       0     6,821
Material Sciences                1,000,000          0         0 1,000,000       0     8,750
McWhorter Technologies             706,000          0         0   706,000       0    14,252
MemberWorks                        733,000    228,700         0   961,700       0    14,906
Micrel                                   0  1,275,000         0 1,275,000       0    33,788
MIF                                668,202     14,700         0   682,902       0    13,853
Milltronics                        900,000          0         0   900,000       0     8,791
MoneyGram Payment Systems          878,600          0   878,600         0       0         0
Morton's Restaurant Group          415,000          0         0   415,000       0     8,923
NCO Group                          100,000    895,300         0   995,300       0    27,682
Nera (1)                         3,287,500          0 1,266,600 2,020,900      56         0
Nordic American Tanker Shipping    762,000          0    28,500   733,500   1,090     9,352
Norsk Lotteridrift                 965,000          0         0   965,000       0     2,480
Novus Petroleum (1)              5,670,461  2,040,523 2,815,379 4,895,605      62         0
OM Gruppen                       1,443,100  2,886,200         0 4,329,300   1,839    74,535
Orbit Oil & Gas                  2,681,000          0 2,681,000         0       0         0
OrthoLogic                       1,250,000    370,000         0 1,620,000       0     6,379
Pacific Media (1)               88,249,124          026,500,00061,749,124       0         0
Paladin Resources                3,000,000  8,270,998         011,270,998       0     3,636
Paragon Trade Brands               787,700          0   787,700         0       0         0
Paramount Resources              2,493,000          0 2,493,000         0      77         0
PathoGenesis                     1,035,000          0 1,035,000         0       0         0
Pharmacyclics                      580,000    215,000         0   795,000       0    13,217
Philippine Gold                  2,453,700  2,500,000         0 4,953,700       0     1,009
Piercing Pagoda                    335,000    167,500         0   502,500       0     5,779
Pinkerton's                        810,000          0   810,000         0       0         0
Pioneer-Standard Electronics (1) 1,660,000          0 1,384,600   275,400     196         0
Plantronics (1)                  1,000,000          0   425,000   575,000       0         0
Platinum Software                        0  1,625,000         0 1,625,000       0    16,656
PMC-Sierra                         890,700  1,009,300         0 1,900,000       0    60,563
Precision Response               1,398,000          0 1,398,000         0       0         0
Premier Oil (1)                 51,251,227  9,963,31618,389,54342,825,000     370         0
Primark (1)                      1,350,000          0   904,488   445,512       0         0
Protection One (1)                 920,000  2,795,800         0 3,715,800       0         0
PRT Group (1)                      761,960          0         0   761,960       0         0
Puerto Rican Cement                371,000          0         0   371,000     254    16,417
Ramco Energy                     1,597,000          0         0 1,597,000       0    11,118
Ranger Oil                       4,350,000  2,668,915         0 7,018,915       0    46,062
Rent-Way                           330,000    325,000    55,000   600,000       0    14,775
Rio Hotel & Casino (1)           1,382,700    100,000   332,700 1,150,000       0         0
Safety 1st                         400,000     60,000         0   460,000       0     2,473
Sano                               600,000          0   600,000         0       0         0
Scandinavian Broadcasting System   887,900          0         0   887,900       0    18,868
SCB Computer Technology (1)        562,350    562,350   544,700   580,000       0         0
Scotia Holdings (1)              5,062,200          0 1,510,300 3,551,900       0         0
Scottish Media Group             2,300,000    980,000         0 3,280,000   1,184    35,923
SEQUUS Pharmaceuticals             880,832    909,584    80,832 1,709,584       0    16,561
SkyTel Communications            3,525,000    200,000         0 3,725,000       0    67,516
SONUS Pharmaceuticals              550,000          0   550,000         0       0         0
Strategic Distribution           1,890,000          0         0 1,890,000       0     6,024
Suburban Ostomy Supply             563,000          0   563,000         0       0         0
Technical Chemicals and Products   600,000          0         0   600,000       0     2,475
Thermo Power                       620,000          0   620,000         0       0         0
Thomas Group                       388,500          0   388,500         0       0         0
Ticketmaster Group               1,600,000          0 1,600,000         0       0         0
Trident Microsystems               825,000          0   825,000         0       0         0
Trimble Navigation               1,000,000    250,000         0 1,250,000       0    12,578
Ugland International Holdings    5,000,000  2,342,000         0 7,342,000     609     9,038
UroCor                             500,000    100,000         0   600,000       0     2,625
Vanstar                          2,375,000    325,000         0 2,700,000       0    28,915
Vincam Group                       203,100    839,250    24,600 1,017,750       0    13,930
Vivid Technologies (1)             600,000          0   400,000   200,000       0         0
Warrantech                         600,000    260,000         0   860,000       0     3,010
WHG Resorts & Casinos              380,000          0   380,000         0       0         0
Wolford Group                      324,000          0         0   324,000     233    19,383
Zale (1)                         1,950,000          0 1,051,300   898,700       0         0
Zonagen                            590,800    109,200    60,000   640,000       0     9,920
                                                                          $13,438$1,463,363

1 Unaffiliated issuer at 9/30/98


PER-SHARE DATA AND
RATIOS


                                   Year ended September 30
                           ---------------- --------  -------- --------
                              1998     1997     1996      1995     1994
-----------------------    ----------------------------------- ---------
Net Asset Value
Beginning of Year           $30.72   $26.92   $26.11    $23.61   $22.72
                           ----------------------------------- ---------
 Income (Loss) From Investment
 Operations:
  Net investment income        .07      .10      .17       .22      .09
  Net realized and
   unrealized (loss) gain
   on investments            (6.10)    6.17     3.32      3.79     1.83
                           ----------------------------------- ---------
   Total (loss) income from
    investment
    operations               (6.03)    6.27     3.49      4.01     1.92
                           ----------------------------------- ---------
 Less Distributions:
  Dividends from
   net investment
   income                     (.05)    (.12)    (.23)     (.16)    (.06)
  Distributions
   from net
   realized gains            (2.50)   (2.35)   (2.45)    (1.35)    (.97)
                           ----------------------------------- ---------
   Total distributions       (2.55)   (2.47)   (2.68)    (1.51)   (1.03)
                           ----------------------------------- ---------
Net Asset Value, End
 of Year                    $22.14   $30.72   $26.92    $26.11   $23.61
                           =================================== =========
Total Return(1)            (20.70)%   25.41%   15.21%    18.59%   8.60%

Ratios/Supplemental
 Data:

 Net assets, end
  of year (in
  millions)                 $7,102   $9,256   $6,607    $4,625   $3,497
 Ratio of expenses
  to average net
  assets                      1.06%    1.07%    1.09%    1.13%    1.12%
 Ratio of net income
  to average net
  assets                       .27%     .40%     .68%     .97%     .38%
 Portfolio turnover
  rate                      44.31%   42.21%   42.88%     45.63%  29.43%

(1) Excludes maximum sales
 charge of 5.75%.


Independent Auditors' Report

To the Board of Directors and Shareholders of SMALLCAP World Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the "fund"), including the investment portfolio as of September 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP
Los Angeles, California
November 6, 1998


1998 Tax Information (Unaudited)

     We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the fund were earned from the following sources:

                                                         Dividends and          Distributions per      Share
                                                         From Net               From Net Realized      From Net Realized
To Shareholders of Record         Payment Date           Investment Income      Short-Term Gains       Long-Term Gains

December 15, 1997                 December 16, 1997       $.05                   $.538                  $1.962


The fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, 52% of the dividends paid by the fund from net investment income represents qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1999 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1998 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

SMALLCAP WORLD FUND

BOARD OF DIRECTORS

AMBASSADOR RICHARD G. CAPEN, JR.
Rancho Santa Fe, California
Corporate director and author; former United States
Ambassador to Spain; former Vice Chairman of the Board, Knight-Ridder, Inc.; former Chairman of the
Board and Publisher, The Miami Herald

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and Chief Executive
Officer, The Mission Group; former President,
Southern California Edison Company

ALAN W. CLEMENTS
London, England
Private investor; former Executive Director - Finance,
Imperial Chemical Industries PLC

GORDON CRAWFORD
Los Angeles, California
President of the fund
Senior Vice President and Director,
Capital Research and Management Company

ALAN GREENWAY
La Jolla, California
Private investor; President,
Greenway Associates, Inc.
(management consulting services)

WILLIAM R. GRIMSLEY
San Francisco, California
Chairman of the Board of the fund
Senior Vice President and Director,
Capital Research and Management Company;
Director, The Capital Group Companies, Inc.

E. GRAHAM HOLLOWAY
Dallas, Texas
Former Chairman of the Board,
American Funds Distributors, Inc.

LEONADE D. JONES
Burlingame, California
Former Treasurer,
The Washington Post Company

WILLIAM H. KLING
St. Paul, Minnesota
President, Minnesota Public Radio;
President, Greenspring Co.; former President,
American Public Radio (now Public Radio International)

NORMAN R. WELDON, PH.D.
Evergreen, Colorado
Managing Director,
Partisan Management Group, Inc.;
Chairman of the Board, Novoste Corporation

PATRICIA K. WOOLF, PH.D.
Princeton, New Jersey
Private investor; lecturer,
Department of Molecular Biology,
Princeton University; Corporate director

OTHER OFFICERS

GREGORY W. WENDT
San Francisco, California
Senior Vice President of the fund
Senior Vice President and Director,
Capital Research Company

VINCENT P. CORTI
Los Angeles, California
Vice President of the fund
Vice President - Fund Business Management Group,
Capital Research and Management Company

ROBERT W. LOVELACE
Los Angeles, California
Vice President of the fund
Executive Vice President and Director,
Capital Research Company;
Vice President, Capital Research and Management Company

CHAD L. NORTON
Los Angeles, California
Secretary of the fund
Vice President - Fund Business Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the fund
Vice President - Fund Business Management Group,
Capital Research and Management Company

[THE AMERICAN FUNDS GROUP(R)]

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017-2472

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

PREPARING FOR THE YEAR 2000   The fund's key service providers - Capital
Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - are updating their computer systems to process date-related information properly following the turn of the century. Both are on track to complete modifications of significant internal systems by the end of 1998. Testing with business partners, vendors and other service providers is already under way. We will continue to keep you up-to-date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA  BDA/L/3295
Lit. No. SCWF-011-1198